UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

September 30, 2010

1.807731.106

MIR-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,111,598
Series 2006 A, 5% 10/1/23	1,000,000	1,019,680
		2,131,278
Michigan - 93.5%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,718,593
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,763,911
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,788,229
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) Series 2003, 5% 5/1/29	2,155,000	2,265,013
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,575,567
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,610,309
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,389,000	3,072,756
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,492,091
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,723,200
Byron Ctr. Pub. Schools Series 2001, 5.5% 5/1/16	1,055,000	1,091,904
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,485,025
5.25% 5/1/18	1,100,000	1,188,033
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,133,250
5% 5/1/17 (FSA Insured)	2,065,000	2,319,945
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,834,974
5% 6/1/25 (AMBAC Insured)	1,775,000	1,924,899
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,857,123
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,030,674
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,964,584
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,949,667
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools:
Series 2003, 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (c)	$ 1,150,000	$ 1,289,633
Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,127,866
5% 5/1/16 (FSA Insured)	1,855,000	2,088,619
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,118,830
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,205,597
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,803,798
Series 2001, 5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000,000	1,075,240
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,141,850
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,331,893
Series 2005 A, 5.25% 5/1/30	5,000,000	5,402,750
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,054,630
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,920,387
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,426,368
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,957,980
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,674,068
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,941,557
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,116,615
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,434,636
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,925,639
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,177,148
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	540,136
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,176,151
5% 7/1/36	7,800,000	7,721,376
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,045,357
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,340,000	$ 7,245,415
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,037,750
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,309,150
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,092,390
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,167,460
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,370,546
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,943,696
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,155,382
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,004,550
Series A, 5.75% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,155,408
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,678,476
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,786,530
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,132,600
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,092,143
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,330,179
5% 5/1/28 (FSA Insured)	1,250,000	1,351,375
5% 5/1/29 (FSA Insured)	1,275,000	1,370,357
East Grand Rapids Pub. School District Gen. Oblig.:
Series 2001, 5.5% 5/1/17	1,690,000	1,719,372
Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,584,671
5% 5/1/17 (FSA Insured)	1,985,000	2,192,909
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,724,362
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	5,053,500
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,977,812
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ferris State Univ. Rev.:
Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,255,000	$ 1,384,453
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,441,387
Series 2009, 5.25% 10/1/38 (Assured Guaranty Corp. Insured)	1,750,000	1,887,148
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,196,075
5% 5/1/17 (FSA Insured)	1,615,000	1,813,645
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,365,763
5% 5/1/17 (FSA Insured)	1,390,000	1,544,957
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,333,658
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,490,622
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,638,719
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,365,423
5% 5/1/17 (FSA Insured)	1,230,000	1,356,456
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,302,370
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,434,433
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,638,969
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,533,895
5% 5/1/19 (FSA Insured)	1,315,000	1,526,715
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,121,669
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,631,125
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,146,640
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,218,060
Series 2008, 5% 1/1/38	3,320,000	3,524,545
Series 2010, 5% 1/1/28	3,000,000	3,464,490
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids Wtr. Supply Sys.:
Series 2005, 5% 1/1/35 (FGIC Insured)	$ 5,000,000	$ 5,238,750
Series 2009, 5.1% 1/1/39 (Assured Guaranty Corp. Insured)	2,500,000	2,665,950
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	563,605
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,333,450
Series 2009, 5.625% 12/1/29	2,400,000	2,616,264
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,078,564
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,054,442
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	537,800
5.25% 5/1/21 (FSA Insured)	2,000,000	2,313,020
5.25% 5/1/24 (FSA Insured)	2,100,000	2,376,864
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,233,771
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,136,540
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,670,549
0% 5/1/11 (FGIC Insured)	5,830,000	5,784,934
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,388,107
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,269,543
Series 2003 B:
4% 5/15/12 (FSA Insured)	2,125,000	2,191,321
5% 5/15/13 (FSA Insured)	2,125,000	2,269,543
5.25% 5/15/14 (FSA Insured)	1,200,000	1,315,416
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,547,902
5.25% 5/1/16 (FSA Insured)	1,500,000	1,725,075
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,361,579
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,800,000	1,917,396
(Spectrum Health Sys. Proj.) Series 1998 A:
5.375% 1/15/11	2,420,000	2,428,010
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.: - continued
(Spectrum Health Sys. Proj.) Series 1998 A,
5.375% 1/15/12	$ 2,505,000	$ 2,513,091
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	4,069,013
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,477,211
Lansing Bldg. Auth. Rev. Series 2009:
0% 6/1/12 (AMBAC Insured)	2,170,000	2,119,765
0% 6/1/12 (AMBAC Insured) (Escrowed to Maturity) (c)	830,000	817,351
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,514,160
5% 5/1/20 (FSA Insured)	1,425,000	1,587,122
5% 5/1/22 (FSA Insured)	1,395,000	1,536,997
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,634,368
5% 5/1/16 (FSA Insured)	1,425,000	1,639,605
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2008 I, 6% 10/15/38	5,000,000	5,640,550
Series III, 5% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	1,001,300
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,492,100
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,239,320
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	4,165,000	4,369,085
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,620,400
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,223,675
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	474,119
5.5% 3/1/14	1,300,000	1,349,699
5.5% 3/1/15	1,985,000	2,055,051
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	685,000	687,391
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (c)	1,500,000	1,644,795
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (c)	2,000,000	2,230,620
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Henry Ford Health Sys. Proj.)
Series 2006 A:
5% 11/15/12	$ 1,485,000	$ 1,584,257
5% 11/15/14	1,000,000	1,092,160
5% 11/15/17	1,000,000	1,063,170
Series 2009, 5.25% 11/15/24	3,000,000	3,098,520
(McLaren Health Care Corp. Proj.) Series 2008 A:
5% 5/15/11	1,100,000	1,124,475
5.25% 5/15/15	1,615,000	1,825,289
5.75% 5/15/38	6,880,000	7,247,392
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,505,125
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,450
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,455,023
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,052,080
Series 2009 A, 6.125% 6/1/39	3,740,000	4,106,782
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,091,020
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,109,800
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	260,000	283,839
(Sparrow Hosp. Obligated Group Proj.):
Series 2001:
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (c)	1,435,000	1,525,003
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (c)	4,500,000	4,788,450
Series 2007:
5% 11/15/17	535,000	577,078
5% 11/15/18	725,000	772,691
5% 11/15/19	1,000,000	1,053,090
5% 11/15/20	2,000,000	2,087,400
5% 11/15/31	5,000,000	4,948,300
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,110,363
Series 2006 A, 5% 12/1/26	4,555,000	4,710,644
Series 2008 A, 6.5% 12/1/33	5,000,000	5,571,250
Bonds (Ascension Health Cr. Group Proj.) Series 2005, 5%, tender 4/1/11	2,040,000	2,083,513
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Series A:
6% 12/1/27	$ 1,515,000	$ 1,534,453
6% 12/1/27 (Pre-Refunded to 12/1/10 @ 101) (c)	20,000	20,377
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,393,928
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,288,859
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,679,162
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,142,283
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,255,499
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,636,473
Series 2001, 5% 10/1/23	5,000,000	5,182,700
Series 2002, 5.375% 10/1/19	2,005,000	2,171,515
Series 2005, 5% 10/1/23	385,000	445,272
Series 2007, 5% 10/1/18	8,460,000	9,938,893
Series 2009, 5% 10/1/26	5,000,000	5,689,850
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,719,770
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,002,390
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,630,477
Michigan Technological Univ. Series 2008:
5% 10/1/38 (Assured Guaranty Corp. Insured)	1,200,000	1,272,096
5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,259,750
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007:
6% 6/1/34	3,000,000	2,439,870
6% 6/1/48	4,000,000	3,070,440
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,584,280
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,236,850
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,864,350
Series A, 0% 10/1/11 (AMBAC Insured)	3,630,000	3,589,054
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	445,041
5.5% 5/1/17	430,000	443,928
5.5% 5/1/19	430,000	441,481
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	$ 1,000,000	$ 1,049,680
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	466,057
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	541,445
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,803,397
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,411,982
Northern Michigan Univ. Revs. Series 2008 A, 5.125% 12/1/35 (FSA Insured)	2,750,000	2,959,660
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,196,292
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,769,519
5% 5/1/16 (FSA Insured)	1,475,000	1,673,624
5% 5/1/17 (FSA Insured)	3,675,000	4,113,244
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,430,550
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,614,762
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,150,420
5.25% 5/1/27 (FSA Insured)	1,135,000	1,270,099
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,805,183
5% 5/1/37	1,100,000	1,185,833
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,604,503
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,323,344
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,094,660
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,103,472
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,094,820
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,179,875
5% 5/1/16 (FSA Insured)	1,025,000	1,140,200
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	$ 5,000,000	$ 5,611,550
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,722,690
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,242,843
5% 5/1/34 (FSA Insured)	2,320,000	2,489,012
5% 5/1/38 (FSA Insured)	1,000,000	1,062,730
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	734,930
5% 5/1/15	955,000	1,064,825
5% 5/1/17	1,000,000	1,101,460
5% 5/1/18	1,000,000	1,095,310
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,689,288
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,316,174
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,100,000	3,762,346
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,979,740
Saginaw Valley State Univ. Rev. Series 2007, 5% 7/1/37 (FSA Insured)	2,880,000	3,020,717
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,523,258
5% 4/1/19 (AMBAC Insured)	1,475,000	1,613,488
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,204,508
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,732,350
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,083,090
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,268,078
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,735,000	1,836,550
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,982,342
5% 5/1/16 (FSA Insured)	1,750,000	2,017,523
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,160,340
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,175,300
5% 5/1/15	2,135,000	2,376,597
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	7,050,811
Utica Cmnty. Schools:
Series 2003:
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (c)	2,250,000	2,520,113
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000,000	1,123,240
Series 2004, 5% 5/1/17	3,000,000	3,305,520
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,150,270
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,319,440
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,517,718
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,560
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,567,234
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,860,853
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,107,360
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,106,488
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,187,200
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,169,763
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,263,714
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	545,000	603,015
		637,770,468
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,280,000	$ 1,456,960
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,162,470
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,207,300
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,928,640
0% 8/1/47 (AMBAC Insured)	1,000,000	108,640
Series 2009 A:
6% 8/1/42	4,000,000	4,417,320
6.5% 8/1/44	1,500,000	1,710,480
		12,991,810
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,618,800
Series 2009 B, 5% 10/1/25	1,200,000	1,244,856
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	2,049,256
		4,912,912
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $623,661,904)	657,806,468
NET OTHER ASSETS (LIABILITIES) - 3.6%	24,526,108
NET ASSETS - 100%	$ 682,332,576
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $623,600,795. Net unrealized appreciation aggregated $34,205,673, of which $36,706,726 related to appreciated investment securities and $2,501,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

September 30, 2010

1.807736.106

MNF-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,529,520
Minnesota - 94.1%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,185,140
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,952,925
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	3,285,000	3,540,080
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	4,100,000	4,418,365
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	2,200,000	2,370,830
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,719,616
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	6,000,000	6,317,340
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	620,823
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,362,408
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	230,000	241,863
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,166,560
5.25% 10/1/25	1,955,000	2,092,808
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	883,958
Series 2006 A, 4.1% 2/1/21 (FSA Insured)	1,705,000	1,812,961
Series 2009 A:
4% 2/1/16	1,000,000	1,127,410
5% 2/1/17	1,000,000	1,190,390
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (d)	$ 2,350,000	$ 2,690,186
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (d)	1,035,000	1,184,827
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev. (Benedictine Health Ctr. Proj.) Series 2007:
5.5% 11/1/17	290,000	288,646
5.7% 11/1/22	385,000	383,321
5.875% 11/1/33	750,000	701,963
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,557,724
4% 3/1/17	1,495,000	1,605,854
4% 3/1/18	1,235,000	1,320,672
5% 3/1/30	2,770,000	2,955,784
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,000,000	3,258,090
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,600,000	3,930,264
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (d)	1,000,000	1,125,950
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,976,350
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,129,900
Hopkins Independent School District #270:
Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,350,000	1,419,633
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,069,018
Series 2009 B:
4% 2/1/23	3,470,000	3,758,322
4% 2/1/24	3,625,000	3,890,096
4% 2/1/25	2,890,000	3,079,411
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,220,000	1,282,928
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	$ 1,970,000	$ 2,151,496
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	2,065,000	2,255,248
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	2,165,000	2,364,461
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	1,260,000	1,376,084
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	1,000,000	1,086,030
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5% 5/1/16	1,000,000	1,111,120
Series 2007:
5.25% 5/1/24	1,500,000	1,569,420
5.25% 5/1/25	2,000,000	2,083,300
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,652,550
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,393,810
Series 2010 A, 5.25% 8/15/25	1,000,000	1,083,170
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	537,435
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	812,680
6% 12/1/19	2,815,000	2,935,201
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (c)	2,840,000	2,863,203
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,240,040
5% 1/1/35 (AMBAC Insured)	8,500,000	8,684,790
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,156,629
Series 2007 A, 5% 1/1/21	5,000,000	5,517,000
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,242,880
Series 2008 A:
5% 1/1/13 (c)	655,000	706,483
5% 1/1/14 (c)	3,000,000	3,312,630
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,830,000	$ 3,107,510
Series D, 5% 1/1/17 (a)(c)	4,155,000	4,563,977
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,282,200
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,049,844
4% 12/1/21	2,600,000	2,810,366
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,165,670
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,030,145
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,200,000
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,075,253
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,600,464
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	464,750
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,915,075
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,830,150
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,775,850
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,209,413
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,851,463
Series 2009 A, 5% 12/1/23	15,540,000	18,380,080
Series 2009 E, 5% 8/1/13	3,975,000	4,452,994
Series 2009 H, 5% 11/1/21	4,590,000	5,491,476
Series 2010 D:
5% 8/1/22	5,000,000	6,024,500
5% 8/1/23	10,000,000	11,943,800
5% 11/1/15	10,000,000	11,583,500
5% 6/1/16	2,015,000	2,398,414
5% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (d)	3,500,000	3,786,650
5% 8/1/18 (Pre-Refunded to 8/1/13 @ 100) (d)	10,775,000	12,080,284
5% 6/1/21	8,585,000	9,768,356
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 8/1/22	$ 2,600,000	$ 2,984,202
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100) (d)	9,155,000	10,656,512
5% 11/1/26	4,270,000	4,788,592
Minnesota Higher Ed. Facilities Auth. Rev.:
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,479,163
5% 10/1/23	1,000,000	1,097,030
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,715,522
5% 10/1/19	1,000,000	1,084,310
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,611,690
5% 3/1/22	2,535,000	2,840,949
(Saint Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,149,450
(Univ. of Saint Thomas Proj.) Series Six-I, 5% 4/1/23	1,000,000	1,087,850
(Univ. of St. Thomas Proj.) Series Six-X, 5.25% 4/1/39	1,500,000	1,596,525
(Univ. of St. Thomas) Series Seven-A, 5% 10/1/39	1,650,000	1,759,428
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,263,313
Series 2007, 5.25% 10/1/22	1,000,000	1,111,590
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,602,331
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev.:
Series 2004 B, 5.25% 3/1/15	2,000,000	2,359,740
Series 2005 B, 5% 3/1/21	2,000,000	2,437,140
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	592,030
5.6% 6/1/15	615,000	617,134
5.65% 6/1/16	625,000	627,081
5.7% 6/1/17	900,000	903,015
5.75% 6/1/18	975,000	978,169
5.75% 6/1/19	1,050,000	1,053,329
5.8% 6/1/20	1,000,000	1,003,150
5.875% 6/1/22	2,425,000	2,432,275
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,647,480
Series 2009 A:
4% 10/1/17	1,445,000	1,602,751
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.: - continued
Series 2009 A:
4% 10/1/18	$ 1,490,000	$ 1,649,803
4% 10/1/19	1,550,000	1,712,471
4% 10/1/20	1,580,000	1,707,553
Mounds View Independent School District #621:
Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (d)	3,000,000	3,047,010
Series 2009 A:
4% 2/1/20	860,000	944,822
4% 2/1/21	1,000,000	1,086,950
North Saint Paul-Maplewood-Oakdale Independent School District 622:
Series 2006 B, 5% 2/1/17 (FSA Insured)	1,525,000	1,802,352
Series 2006 B, 5% 8/1/17 (FSA Insured)	1,575,000	1,851,192
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,073,540
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,451,890
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,474,330
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,018,870
5.5% 11/1/16	1,025,000	1,109,429
Osseo Independent School District #279 Series A, 5.25% 2/1/14 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	2,100,000	2,215,185
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/11 (AMBAC Insured)	720,000	727,718
5% 1/1/13 (AMBAC Insured)	800,000	874,584
5% 1/1/15 (AMBAC Insured)	715,000	772,021
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,660,892
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,526,475
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,067,354
5% 2/1/17 (FSA Insured)	2,535,000	2,651,711
5% 2/1/18 (FSA Insured)	2,520,000	2,630,578
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,168,200
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	$ 4,000,000	$ 4,280,160
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,090,340
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series 2001 A, 5% 2/1/15 (FSA Insured)	400,000	404,944
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,248,650
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	5,500,000	5,783,690
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	271,939
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,257,017
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,215,160
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	266,600
5% 5/15/16	345,000	364,303
5.25% 5/15/17	325,000	343,389
5.25% 5/15/36	1,000,000	964,480
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,250,025
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,264,720
Saint Paul Independent School District #625:
Series 2001 C, 5% 2/1/21	1,000,000	1,051,580
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	237,400
5% 2/1/18 (FSA Insured)	395,000	424,641
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,453,816
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,157,133
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,591,800
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,986,260
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	415,888
5% 8/1/15	480,000	482,213
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
(Regions Hosp. Package Proj.):
Series 2007-1:
5% 8/1/13	$ 430,000	$ 436,751
5% 8/1/14	455,000	461,284
5% 8/1/16	500,000	496,730
Series 2003 11, 5.25% 12/1/20	3,000,000	3,294,720
Series 2003 12:
5.125% 12/1/27	5,000,000	5,294,200
5.25% 12/1/18	3,685,000	4,081,580
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,516,472
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	4,753,693
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	10,149,880
Series 2002 A:
5% 1/1/12 (AMBAC Insured)	2,660,000	2,786,244
5.25% 1/1/16 (AMBAC Insured)	1,125,000	1,296,608
Series 2009 A:
5% 1/1/13	2,500,000	2,717,900
5% 1/1/14	960,000	1,073,904
5.25% 1/1/30	2,000,000	2,203,380
5.5% 1/1/24	500,000	577,980
Series 2002 A, 5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,234,128
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,085,000	2,255,866
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,395,756
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,560,248
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,337,360
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (d)	2,000,000	2,314,280
Series 2008 C, 5.75% 7/1/30	3,355,000	3,514,564
Series 2009, 5.75% 7/1/39	9,000,000	9,368,910
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	$ 1,000,000	$ 1,203,500
5% 12/1/21	1,000,000	1,173,060
Series A:
5% 4/1/23	200,000	231,078
5.125% 4/1/34	1,000,000	1,096,890
5.25% 4/1/29	1,000,000	1,136,210
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,482,540
5% 8/1/29	4,000,000	4,359,560
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	444,220
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,643,753
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,146,223
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (d)	890,000	1,019,949
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,068,610
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,302,340
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,363,986
		512,497,446
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,138,250
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,062,090
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	600,000	662,190
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,300,000	1,494,696
Series 2009 A, 6% 8/1/42	1,000,000	1,104,330
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2010 A:
0% 8/1/31	$ 6,745,000	$ 1,945,865
0% 8/1/33	950,000	238,422
		7,645,843
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,037,380
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	1,300,000	1,210,924
		2,248,304
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $496,433,013)	523,921,113
NET OTHER ASSETS (LIABILITIES) - 3.8%	20,931,221
NET ASSETS - 100%	$ 544,852,334
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $496,431,227. Net unrealized appreciation aggregated $27,489,886, of which $28,001,239 related to appreciated investment securities and $511,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

September 30, 2010

1.807726.106

HIY-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,915
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	5,021
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,323
		17,259
Alaska - 0.1%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,048
Series 2007 A3, 5% 6/1/12 (g)	5,000	5,239
		6,287
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,049
5.25% 10/1/20 (FSA Insured)	8,000	9,151
5.25% 10/1/26 (FSA Insured)	2,570	2,821
5.25% 10/1/28 (FSA Insured)	8,345	9,047
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,141
Series 2007 B, 1.167% 1/1/37 (d)	3,000	1,980
Series 2008 D:
5.5% 1/1/38	12,000	12,605
6% 1/1/27	2,600	2,915
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	5,800	6,565
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,737
5.25% 9/1/22	1,000	1,071
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,339
7% 7/1/28	1,500	1,669
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,821
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,754
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,459
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	$ 8,500	$ 8,802
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,036
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	11,547
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,605
Series 2009 A, 5% 7/1/39	8,000	8,530
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,653
5.5% 12/1/29	7,900	8,224
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	4,500	4,617
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,124
5% 6/1/31 (AMBAC Insured)	2,025	2,121
		124,383
California - 14.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,138
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,424
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	7,053
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,662
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (h)	8,200	8,939
Series 2010 L, 5% 5/1/21	5,000	5,854
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,264
Series A, 5% 7/1/18	5,700	6,776
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,741
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.): - continued
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,050	$ 1,564
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,201
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,702
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	213
5% 3/1/19	1,800	2,017
5% 8/1/19	16,310	18,066
5% 8/1/20	5,355	5,858
5% 10/1/22	2,300	2,518
5% 11/1/22	3,100	3,359
5% 12/1/22	6,800	7,373
5% 11/1/24	1,600	1,708
5% 3/1/26	5,100	5,315
5% 6/1/27 (AMBAC Insured)	4,100	4,303
5% 9/1/27	10,500	10,963
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,555
5% 9/1/31	22,500	22,913
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,662
5% 9/1/32	24,995	25,364
5% 8/1/33	6,625	6,687
5% 9/1/33	19,115	19,328
5% 9/1/35	9,800	9,879
5.125% 11/1/24	4,300	4,547
5.125% 2/1/26	2,500	2,621
5.25% 2/1/16	4,300	4,754
5.25% 2/1/19	5,620	6,109
5.25% 2/1/20	2,000	2,167
5.25% 2/1/24	4,000	4,258
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,839
5.25% 2/1/28	4,800	4,987
5.25% 11/1/28	4,485	4,668
5.25% 2/1/33	16,300	16,591
5.25% 12/1/33	160	164
5.25% 3/1/38	1,800	1,853
5.5% 8/1/27	14,700	16,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/28	$ 10	$ 11
5.5% 8/1/29	9,850	10,648
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	41,236
5.5% 3/1/40	5,900	6,283
5.75% 4/1/31	5,020	5,499
6% 3/1/33	13,100	14,775
6% 4/1/38	19,600	21,772
6% 11/1/39	35,020	39,090
6.5% 4/1/33	7,700	9,056
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,370
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,299
Series 2008 L, 5.125% 7/1/22	4,850	5,079
Series 2009 E, 5.625% 7/1/25	10,000	10,760
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,108
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,291
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,897
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,490
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	102	68
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,034
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,143
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,673
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,539
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,025
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,694
5% 3/1/22	1,695	1,766
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 2,825	$ 3,073
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	3,495	3,506
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,639
Series 2005 H:
5% 6/1/17	5,000	5,386
5% 6/1/18	10,300	10,972
Series 2005 J, 5% 1/1/17	6,000	6,487
Series 2009 G1, 5.75% 10/1/30	2,500	2,681
Series 2009 I:
6.125% 11/1/29	1,600	1,758
6.375% 11/1/34	4,600	5,067
Series 2010 A, 5.75% 3/1/30	4,900	5,268
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,960
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,720
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	700	751
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,200
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	29,297
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	9,568
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,694
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,254
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,516
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,479
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.75% 1/15/40	$ 6,300	$ 6,126
5.875% 1/15/27	2,500	2,530
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	25,684
5% 6/1/45	5,305	4,974
Series 2007 A1, 5% 6/1/33	3,005	2,358
5% 6/1/45 (FSA Insured)	525	517
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,331
5.5% 8/1/29	2,000	2,259
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,116
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,030
5% 9/1/19 (AMBAC Insured)	2,545	2,609
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,174
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,972
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	5,044
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	10,072
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	11,062
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,043
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (h)	640	654
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,551
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,513
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,503
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	$ 2,500	$ 2,766
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,691
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,907
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,120	1,156
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,648
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,358
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,372
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	6,000	5,414
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,554
6.375% 8/1/26	4,080	4,983
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,908
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,779
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,788
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,193
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,487
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,440
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,808
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,368
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	48,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	$ 4,475	$ 4,582
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,234
Series B, 0% 9/1/22 (FGIC Insured)	1,500	873
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,155
5.5% 5/15/16 (AMBAC Insured)	1,170	1,216
5.5% 5/15/17 (AMBAC Insured)	1,235	1,278
5.5% 5/15/19 (AMBAC Insured)	1,375	1,414
5.5% 5/15/22 (AMBAC Insured)	370	378
5.5% 5/15/23 (AMBAC Insured)	380	388
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,016
5.5% 5/15/17 (AMBAC Insured)	2,545	2,683
Series 2008 L, 5% 5/15/40	1,885	1,982
Series 2009 O, 5.75% 5/15/30	12,000	14,138
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,432
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,663
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,267
5% 7/1/27	1,840	1,863
Series 2009 A, 5.75% 7/1/24	1,705	1,831
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,231
		910,942
Colorado - 1.8%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,072
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,741
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	$ 5,800	$ 4,293
0% 7/15/22 (Escrowed to Maturity) (h)	15,700	10,604
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,170
5% 9/1/22	1,500	1,553
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	2,122
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (h)	2,700	2,909
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	33,700
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (h)	33,585	22,926
Denver City & County Arpt. Rev.:
Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,000	2,096
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,597
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,196
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,797
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	1,000	1,198
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,819
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	7,048
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,053
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,053
		111,747
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	5,000	6,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.2%
District Columbia Rev. Series B, 4.75% 6/1/32	$ 2,200	$ 2,185
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,581
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,875
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,885
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	25,505
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	4,048
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,779
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	8,023
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	924
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,418
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,086
5.25% 7/1/27	4,390	4,974
5.25% 7/1/28	3,000	3,380
		76,663
Florida - 8.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	6,230	7,077
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,668
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,462
5% 7/1/25 (AMBAC Insured)	3,540	3,771
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,255
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,068
5% 1/1/25	1,000	1,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,060	$ 6,449
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,211
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	4,024
5% 7/1/19 (FGIC Insured)	3,700	4,042
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,196
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,253
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,430
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,226
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,438
5% 6/1/16 (FSA Insured)	7,500	8,153
De Soto County Cap. Impt. Rev.:
Series 2002, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,640	1,733
5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725	1,819
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,055
5.25% 1/1/36 (FGIC Insured)	1,310	1,336
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,158
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,404
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,655	3,960
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	3,048
Series 2001 F, 5% 6/1/32	5,040	5,162
Series 2003 J, 5% 6/1/31	2,500	2,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed.: - continued
Series 2006 A, 5% 6/1/32	$ 1,100	$ 1,129
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,083
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 A, 5% 6/1/31	1,240	1,292
Series 2006 E, 5% 6/1/35	3,200	3,441
Series A, 5.5% 6/1/38	2,000	2,235
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,233
5% 10/1/17	2,130	2,330
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	6,365
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,738
5% 7/1/18	3,320	3,665
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	410
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,525
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,199
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,102
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	5,204
5.25% 6/1/19	2,375	2,511
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	5,100	5,280
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,123
5% 11/15/17	1,200	1,302
5% 11/15/22	1,000	1,042
Series 2005 B:
5% 11/15/15	875	982
5% 11/15/15 (Escrowed to Maturity) (h)	125	147
5% 11/15/16	1,040	1,143
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.): Series 2005 B, 5% 11/15/30
5% 11/15/30	$ 3,565	$ 3,595
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	570
Series 2006 G:
5% 11/15/14	1,285	1,437
5% 11/15/14 (Escrowed to Maturity) (h)	45	52
5% 11/15/15	965	1,084
5% 11/15/15 (Escrowed to Maturity) (h)	35	41
5% 11/15/16	1,020	1,139
5% 11/15/16 (Escrowed to Maturity) (h)	30	36
5.125% 11/15/17	2,750	3,045
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	114
5.125% 11/15/18	965	1,057
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	42
5.125% 11/15/19	1,930	2,092
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	84
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	11,000	11,888
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2002, 3.95%, tender 9/1/12 (d)	22,445	23,657
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,124
5% 7/1/18	2,125	2,316
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	4,900	6,364
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	2,270	2,391
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.:
(Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,196
Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,707
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,870	6,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.): - continued
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,250	$ 12,546
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	860	923
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,472
Series 2009 B, 5% 10/1/18	7,500	8,107
Series Three 2010 D, 5% 10/1/38 (c)	8,100	8,622
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,576
Lakeland Energy Sys. Rev. Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,037
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,165
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,313
Melbourne Arpt. Rev. 6.75% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	170	170
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,085
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,575
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,013
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,013
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,067
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	3,095
Series 2003 C, 5.125% 11/15/24	1,450	1,496
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,039
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	13,987
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	9,795
Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,565	$ 4,720
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	10,786
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,510
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,906
5% 8/1/18 (AMBAC Insured)	4,000	4,448
5% 8/1/20 (AMBAC Insured)	2,500	2,738
5% 8/1/21 (AMBAC Insured)	5,095	5,505
5% 8/1/22 (AMBAC Insured)	3,325	3,530
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,068
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,391
5.25% 12/1/37 (AMBAC Insured)	1,365	1,390
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,118
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,257
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,917
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,169
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,305
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,700	3,972
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,066
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,254
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,157
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,094
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	$ 3,105	$ 3,261
5% 10/1/35 (FSA Insured)	5,000	5,187
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,327
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,046
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,130
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,998
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,832
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,865
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,466
Series 2010:
5% 10/1/25	4,140	4,285
5.25% 10/1/34	3,500	3,549
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,567
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,747
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,236
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,131
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,739
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,139
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (Pre-Refunded to 10/1/11 @ 101) (h)	2,150	2,279
5.375% 10/1/18 (Pre-Refunded to 10/1/11 @ 101) (h)	2,465	2,613
5.375% 10/1/19 (Pre-Refunded to 10/1/11 @ 101) (h)	2,650	2,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,805	$ 1,901
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,171
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,014
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	3,031
5.25% 7/1/16 (AMBAC Insured)	2,830	3,158
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,034
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,330
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,071
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,027
		501,328
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,000	5,102
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,175
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	36,095	37,096
5% 11/1/43	57,750	58,661
Series 2009 A:
6% 11/1/25	9,785	11,456
6.25% 11/1/39	10,800	12,220
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,270
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	7,158
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	658
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,569
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	$ 8,500	$ 9,356
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,940
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	19,400	13,614
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	13,882
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	18,045	12,663
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,669
		205,509
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	9,250	9,731
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,793
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,083
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,258
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,594
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,550
		19,009
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,860
6.75% 11/1/37	4,300	4,828
		9,688
Illinois - 11.2%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,201
0% 1/1/22 (FGIC Insured)	1,950	1,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,200	$ 2,680
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	15,949
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,137
(Neighborhoods Alive 21 Prog.):
Series 2003:
5% 1/1/33 (AMBAC Insured)	2,100	2,152
5% 1/1/33 (Pre-Refunded to 1/1/14 @ 100) (h)	1,410	1,600
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100) (h)	2,000	2,270
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,185
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	797
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,484
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,897
5.25% 1/1/29 (FSA Insured)	435	457
Series A:
5% 1/1/42 (AMBAC Insured)	85	86
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,718
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,593
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,838
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,917
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,067
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,878
5.25% 1/1/19 (AMBAC Insured)	1,780	1,929
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,592
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,683
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	3,650	3,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,690	$ 5,072
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,227
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,357
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	479
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	494
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,670	6,813
5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (h)	1,135	1,160
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,667
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,807
5% 6/1/20 (AMBAC Insured)	7,000	7,613
5% 6/1/21	2,600	2,807
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,245
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,040
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,838
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,915
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,498
Series 2010 A, 5.25% 11/15/33	15,150	16,242
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,968
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,533
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	194
5.25% 1/1/22	380	395
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	$ 5,000	$ 5,466
5.5% 5/1/23	3,000	3,348
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,089
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,430
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	29,680	19,099
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,087
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,778
5.5% 9/1/19	4,405	4,738
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	56
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	4,094
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,188
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,877
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	7,000	7,088
Series 2010:
5.125% 2/15/25	4,000	4,034
5.25% 2/15/30	5,500	5,556
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,821
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,157
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,064
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,896
6% 2/1/28 (AMBAC Insured)	1,000	1,064
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,147
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	8,590
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,580	13,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	$ 4,000	$ 4,456
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	27,078
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	12,500	12,903
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,988
Series 2009 D, 6.625% 11/1/39	8,000	8,768
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,334
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	6,095
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	5,550	6,065
5% 8/15/24	6,000	6,490
5.25% 5/1/25	7,000	7,517
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,119
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,902
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,995
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,311
5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,200	1,210
Series 2002:
5.25% 12/1/17 (FSA Insured)	2,260	2,415
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (h)	3,700	4,013
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (h)	1,300	1,398
5.5% 2/1/18 (Pre-Refunded to 2/1/12 @ 100) (h)	1,000	1,067
Series 2006, 5.5% 1/1/31	3,000	3,282
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	7,016
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,091
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,448
6% 7/1/33	3,775	4,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	$ 3,000	$ 3,506
7% 4/1/14	1,445	1,604
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,819
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,000	14,957
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,363
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,852
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,912
0% 12/1/21	5,000	3,148
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	596
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,224
0% 12/1/16 (Escrowed to Maturity) (h)	585	521
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,561
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	5,175
Lake County Forest Preservation District Series 2007 A, 0.546% 12/15/13 (d)	2,000	1,940
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,217
5.625% 3/1/21 (AMBAC Insured)	2,505	2,769
5.75% 3/1/19 (AMBAC Insured)	2,240	2,507
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	2,103
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,321
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,061
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	27,544
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	1,978
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,935
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,239
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	1,988
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	893
5.25% 12/15/10 (AMBAC Insured)	12,950	12,991
6.65% 6/15/12 (FGIC Insured)	250	251
Series 1996 A, 0% 6/15/24	3,060	1,550
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (h)	4,155	4,033
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,625	5,303
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,395
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,042
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,254
Series 2007, 5% 11/15/14	1,000	1,051
5% 11/15/18	1,000	1,026
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,600	11,932
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,467
5% 10/1/18	1,435	1,596
5% 10/1/20	1,290	1,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 16,270	$ 13,334
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	5,587
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,287
Series 2009 A, 5.75% 4/1/38	7,805	8,792
Series 2010 A:
5% 4/1/25	5,125	5,573
5.25% 4/1/30	3,200	3,466
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,000	3,595
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,962
0% 11/1/16 (FSA Insured)	6,500	5,493
0% 11/1/17 (FSA Insured)	3,200	2,571
		702,400
Indiana - 2.7%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,139
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,674
5.25% 7/15/25 (FSA Insured)	1,720	1,850
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,894
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,458
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,107
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,689
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	31,481
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	2,020
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,694
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	$ 7,350	$ 7,460
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,786
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,328
Series 2009 A, 5.25% 11/1/39	5,300	5,634
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,495
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,133
5% 2/15/15	1,500	1,615
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	12,284
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,905	2,184
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,285
Series A5, 5%, tender 8/1/13 (d)	5,000	5,521
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,606
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,538
0% 6/1/18 (AMBAC Insured)	1,700	1,337
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,656
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,829
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,904
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,430
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,290
Series 1995 C, 5.95% 12/1/29 (g)	2,000	2,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	$ 1,150	$ 1,313
5% 7/1/25	1,000	1,135
5% 7/1/26	1,325	1,497
5% 7/1/29	670	743
5% 7/1/35	3,000	3,231
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,488
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,154
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,900
5.75% 9/1/42	1,000	951
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,090
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,619
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,292
		171,784
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	6,800	7,463
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	8,450	8,801
		16,264
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,858
Series 2009 D, 5% 11/15/29	4,600	4,830
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,831
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,545
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	$ 1,200	$ 1,374
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,243
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,388
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,350
5% 11/15/17	2,500	2,782
		31,201
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,458
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,189
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,696
5% 8/15/17	3,650	4,141
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,276
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,173
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	22,020	23,661
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,563
		71,157
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,197
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,119
5.375% 6/1/32 (FGIC Insured)	1,900	2,015
5.5% 6/1/41 (FGIC Insured)	15,500	16,455
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,595
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	$ 1,420	$ 1,540
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,086
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,816
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,597
0% 9/1/11 (AMBAC Insured)	3,080	3,007
0% 9/1/13 (AMBAC Insured)	3,350	3,028
0% 9/1/14 (AMBAC Insured)	3,165	2,733
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,008
		51,196
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,185
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,689
6% 7/1/38	2,700	3,090
		15,964
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,501
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,409
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,096
5% 6/1/16 (CIFG North America Insured)	1,000	1,048
5% 6/1/19 (CIFG North America Insured)	1,500	1,535
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,058
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,733
5.75% 7/1/13 (Escrowed to Maturity) (h)	395	426
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,857
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	$ 4,400	$ 4,542
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,269
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,269
6% 1/1/43	1,500	1,551
		31,294
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,379
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,247
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	5,000	5,049
Massachusetts Gen. Oblig.:
Series 2007 A, 0.882% 5/1/37 (d)	7,000	5,602
Series 2007 C:
5% 8/1/37	31,200	33,430
5.25% 8/1/22	7,700	8,963
5.25% 8/1/23	3,600	4,173
5.25% 8/1/24	9,000	10,397
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,200	3,211
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	670	679
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,890
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,471
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,028
Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (d)	2,200	2,254
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,398
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	2,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A: - continued
5.5% 1/1/14 (AMBAC Insured) (g)	$ 2,540	$ 2,518
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	33,359
5% 8/15/26	10,000	10,955
5% 8/15/30	30,000	32,258
Series 2007 A:
4.5% 8/15/35	14,090	14,322
5% 8/15/22 (AMBAC Insured)	2,900	3,298
5% 8/15/37	10,400	11,069
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,950	5,971
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		223,015
Michigan - 1.9%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,669
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,132
Series 2006, 5% 7/1/36	20,700	20,491
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,091
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,591
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,841
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,257
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,726
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,855
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,377
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	$ 3,300	$ 3,718
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,727
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,160
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,760
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,011
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	195	213
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,360	1,406
Series 2008 A, 6.5% 12/1/33	4,000	4,457
Series A:
6% 12/1/27	1,970	1,995
6% 12/1/27 (Pre-Refunded to 12/1/10 @ 101) (h)	30	31
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	4,066
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,972
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	4,126
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,929
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,918
		119,089
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,604
5% 5/1/20	1,000	1,057
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,047
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,087
Series 2007 A, 5% 1/1/22	5,000	5,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series A, 5% 1/1/12 (g)	$ 2,000	$ 2,088
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,531
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	212
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,099
5.25% 5/15/18	1,650	1,725
5.25% 5/15/23	2,000	2,040
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,894
5.25% 12/1/19	2,850	3,150
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,313
Series 2009, 5.75% 7/1/39	20,700	21,548
		62,876
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,300	1,302
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,693
		3,995
Missouri - 0.2%
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,134
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,328
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	6,100	6,254
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,857
		13,573
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 3,900	$ 4,141
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
Series 2007 B, 0.699% 12/1/17 (d)	7,900	6,335
0.509% 12/1/10 (d)	1,215	1,206
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,371
6% 8/15/28	3,500	3,826
6.125% 8/15/31	2,250	2,451
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,558
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	10,279
		28,026
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,531
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,144
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,649
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,794
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,821
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,496
0% 7/1/13 (FSA Insured)	4,590	4,392
0% 7/1/14 (FSA Insured)	3,000	2,779
		30,606
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,674
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	820
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	$ 4,000	$ 4,430
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	5,300	5,420
		20,344
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	6,019
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,423
5.125% 3/1/30	5,000	5,325
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,091
5.25% 3/1/23	4,500	4,962
5.25% 3/1/25	9,900	10,847
5.25% 3/1/26	11,305	12,216
Series 2005 P, 5.125% 9/1/28	2,445	2,635
Series 2009 AA, 5.5% 12/15/29	4,000	4,518
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,237
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,899
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,383
5.25% 8/1/19 (FGIC Insured)	2,735	2,855
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,888
		77,298
New Mexico - 0.3%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,092
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,471
5% 12/1/18	2,000	2,316
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,491
		16,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 11.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	$ 1,955	$ 2,137
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,640
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,770
5.75% 5/1/18 (FSA Insured)	3,460	3,693
5.75% 5/1/21	1,575	1,670
5.75% 5/1/23	1,750	1,845
Series 2004:
5.75% 5/1/16	13,120	14,944
5.75% 5/1/18	14,720	16,479
5.75% 5/1/20 (FSA Insured)	8,000	8,843
5.75% 5/1/21 (FSA Insured)	3,845	4,229
5.75% 5/1/22 (FSA Insured)	1,000	1,096
5.75% 5/1/23 (FSA Insured)	3,000	3,281
5.75% 5/1/24 (FSA Insured)	3,000	3,272
5.75% 5/1/25 (FSA Insured)	3,400	3,699
5.75% 5/1/26	5,200	5,642
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	14,427
5% 2/15/47	13,100	13,034
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,342
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,767
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,996
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,160
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	426
Series 2003 A, 5.5% 8/1/20	8,000	8,801
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	5,195	5,863
Series 2008 A1, 5.25% 8/15/27	9,940	11,250
Series 2008 D1, 5.125% 12/1/22	5,000	5,679
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	5,000	5,771
Series 2009 I-1, 5.625% 4/1/29	3,600	4,175
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
5.75% 8/1/14	$ 1,935	$ 2,106
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (h)	65	71
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,837
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,866
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,429
Series 2002 G, 5.125% 6/15/32	2,000	2,044
Series 2003 A, 5.125% 6/15/34	13,800	14,338
Series 2003 E, 5% 6/15/34	11,120	11,721
Series 2005 D:
5% 6/15/37	2,800	2,981
5% 6/15/38	15,600	16,611
5% 6/15/39	3,540	3,760
Series 2006 C, 4.75% 6/15/33	4,500	4,659
Series 2007 DD:
4.75% 6/15/35	7,400	7,666
4.75% 6/15/36	2,900	2,999
Series 2009 A, 5.75% 6/15/40	1,500	1,725
Series 2009 EE, 5.25% 6/15/40	10,300	11,348
Series FF 2, 5.5% 6/15/40	17,800	20,078
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,529
5.5% 7/15/38	1,600	1,794
5.625% 7/15/38	2,825	3,202
Series 2009 S3:
5.25% 1/15/34	24,000	26,007
5.375% 1/15/34	2,750	3,004
Series 2009 S4:
5.5% 1/15/39	8,800	9,920
5.75% 1/15/39	4,100	4,710
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,224
6% 11/1/28 (b)	7,775	8,195
Series 2003 B, 5.25% 2/1/29 (b)	13,000	13,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 D, 5% 2/1/31	$ 3,500	$ 3,697
Series 2004 B:
5% 8/1/32	14,700	15,687
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (h)	15	17
5.25% 8/1/19	1,880	2,113
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,185
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (h)	120	136
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,175
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,966
Series 2009 A, 5% 2/15/34	5,500	5,948
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	7,005	7,556
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,284
5% 7/1/16	1,400	1,535
Series 2007 A, 5% 7/1/14	1,895	2,057
Series 2007 B, 5.25% 7/1/24	2,200	2,305
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	14,146
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	8,246
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	873
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,221
Series 2010 A, 5% 7/1/26	4,000	4,270
New York Local Govt. Assistance Corp. Series 1993 C, 5.5% 4/1/17	22,015	26,404
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	645	646
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	12,693
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	28,306
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,440
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	$ 2,900	$ 3,079
5.25% 1/1/27	12,500	13,658
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	4,031
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	583
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,390	6,868
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	6,077
5.25% 6/1/22 (AMBAC Insured)	9,850	10,591
5.5% 6/1/14	3,050	3,060
5.5% 6/1/15	16,735	16,797
5.5% 6/1/17	8,100	8,373
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,148
5.5% 6/1/19	4,050	4,484
Series 2003B 1C:
5.5% 6/1/14	8,910	8,940
5.5% 6/1/15	11,700	11,743
5.5% 6/1/16	4,070	4,208
5.5% 6/1/17	11,500	11,888
5.5% 6/1/18	20,000	21,477
5.5% 6/1/19	10,800	11,956
5.5% 6/1/20	2,700	2,978
5.5% 6/1/20 (FGIC Insured)	5,050	5,570
5.5% 6/1/22	10,065	10,928
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	484
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (h)	3,050	3,160
		705,936
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,406
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
163rd Series, 5% 7/15/35	$ 15,000	$ 16,419
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,947
		30,772
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,984
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,301
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,120	1,216
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,809
5.25% 6/1/18 (AMBAC Insured)	1,620	1,799
5.25% 6/1/19 (AMBAC Insured)	1,540	1,704
5.25% 6/1/22 (AMBAC Insured)	1,620	1,769
5.25% 6/1/23 (AMBAC Insured)	1,620	1,769
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,217
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	4,054
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	10,000	10,953
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,233
5% 2/1/20	1,500	1,635
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,335
5% 10/1/21	5,690	6,145
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,425
Series 2010 B, 5% 1/1/20	6,700	7,721
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/36	7,500	8,060
		60,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.6%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	$ 5,000	$ 5,064
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,768
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,560
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,830
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	18,625	20,120
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,878
5.25% 7/1/15	1,300	1,415
		37,635
Ohio - 1.3%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	11,439
Series A-2:
5.875% 6/1/47	13,000	9,495
6.5% 6/1/47	20,235	16,200
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,234
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,591
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,336
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A, 6% 12/1/19	4,905	4,964
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,613
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	11,300	12,379
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	$ 1,005	$ 1,016
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,750	3,755
		79,485
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,110
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,289
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,460
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	2,990	3,271
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	2,000	2,134
5.5% 8/15/20	5,000	5,760
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/14	815	876
Bonds Series 2004 A, 7%, tender 12/1/10 (d)(g)	3,000	3,026
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,823
		26,749
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,737
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,469
5.25% 6/1/24 (FSA Insured)	2,605	3,221
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,603
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,044
Port Morrow Poll. Cont. Rev.:
(Pacific Northwest Proj.) Series A, 8% 7/15/11	385	392
(Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 2,177
5.5% 6/15/21 (FSA Insured)	1,060	1,303
		22,255
Pennsylvania - 1.6%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,158
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,566
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,727
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,486
5.5% 3/1/25 (FSA Insured)	1,400	1,537
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,009
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,854
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,200
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,323
Series A:
6.1% 6/1/12 (AMBAC Insured)	2,060	2,164
6.125% 6/1/14 (AMBAC Insured)	5,230	5,965
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,595	1,854
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,843
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,300
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	4,036
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,605
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	$ 4,695	$ 4,814
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,796
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,035
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,655
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,745
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,014
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,771
		99,692
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,353
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,365
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,301
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,310
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,263
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	5,009
5.75%, tender 7/1/17 (d)	8,500	9,381
Series N:
5.5% 7/1/21	5,000	5,381
5.5% 7/1/22	3,250	3,480
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	20,300	3,263
Series 2009 A, 6% 8/1/42	7,600	8,393
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	398
		54,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	$ 1,680	$ 1,720
5% 5/15/13 (FSA Insured)	4,000	4,325
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,638
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,928
5.25% 9/15/16 (AMBAC Insured)	1,815	2,016
5.25% 9/15/18 (AMBAC Insured)	1,005	1,095
		14,722
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,449
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,654
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,194
5% 11/1/19	1,000	1,083
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,768
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	855	1,034
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,283
5.375% 1/1/23 (FSA Insured)	1,025	1,091
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,435	1,465
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,074
5% 4/1/24	4,000	4,011
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	3,000	3,100
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,682
5.25% 1/1/39	2,800	3,085
Series 2004 A, 5% 1/1/39	7,600	7,875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 2,825
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,295
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,000	1,142
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,345
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,950	7,654
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,151
		63,260
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,016
5% 9/1/28	3,000	3,123
(Sanford Health Proj.) Series 2009, 5.5% 11/1/40	2,500	2,607
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	525	563
		7,309
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,499
5% 12/15/12	4,500	4,802
5% 12/15/14	3,870	4,135
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,868
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,365
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,589
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,189
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B:
5.75% 7/1/23 (g)	$ 5,820	$ 6,446
5.75% 7/1/24 (g)	2,400	2,644
Series A, 6.25% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,415	1,432
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,158
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2010 D, 5% 11/15/29	12,000	12,600
		67,263
Texas - 11.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,225
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,832
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,388
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,921
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,347
5.75% 1/1/34	1,500	1,426
Austin Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	7,324
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,794
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,899
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	5,010
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,903
5.25% 2/15/42	5,000	5,374
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,542
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	232
Birdville Independent School District 0% 2/15/13	5,000	4,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Boerne Independent School District Series 2004, 5.25% 2/1/35	$ 5,100	$ 5,268
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,886
5% 8/1/20 (AMBAC Insured)	1,780	1,966
Clint Independent School District 5.5% 8/15/20	210	224
Comal Independent School District Series 2007, 5% 2/1/36	13,645	14,339
Coppell Independent School District 0% 8/15/20	2,000	1,472
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,857
5.25% 7/15/19 (FSA Insured)	4,000	4,633
Cypress-Fairbanks Independent School District Series A:
0% 2/15/13	6,425	6,250
0% 2/15/14	11,475	10,953
0% 2/15/16	9,700	8,742
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	21,325	22,465
5.25% 12/1/38	21,000	23,117
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,365
Series A, 5.25% 11/1/12 (g)	5,820	6,223
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,884
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,869
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,615
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,187
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,237
DeSoto Independent School District 0% 8/15/20	3,335	2,455
Duncanville Independent School District 5.65% 2/15/28	30	32
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,568
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,030
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,418
Grand Prairie Independent School District 0% 2/15/16	3,775	3,402
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,724
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,680	$ 1,837
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,493
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,067
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,074
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,674
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	2,500	2,571
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	2,300	2,412
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,458
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,398
Series 2008 B, 5.25% 8/15/47	25,440	27,089
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,755
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,499
5.25% 10/1/24	1,700	1,920
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	1,020	1,185
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,705
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,108
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,512
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	5,900	6,431
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,957
0% 8/15/13	9,835	9,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
Series 2000:
0% 2/15/16	$ 3,000	$ 2,704
0% 2/15/17	3,480	3,007
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,227
Series 2009, 5% 2/15/34	4,300	4,650
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,428
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,699
Kermit Independent School District 5.25% 2/15/37	4,130	4,465
Killeen Independent School District 5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (h)	2,105	2,244
Kingsville Independent School District 5.25% 2/15/37	3,650	3,946
Lewisville Independent School District 5% 8/15/16	305	315
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,241
Little Elm Independent School District 5.5% 8/15/21	60	62
Longview Independent School District:
5% 2/15/34	3,000	3,222
5% 2/15/37	4,000	4,268
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	6,640	7,021
Series 2010:
5.25% 5/15/18 (AMBAC Insured)	1,795	1,941
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	80	90
5% 5/15/31	1,565	1,572
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,632
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,088
5.25% 5/15/19 (AMBAC Insured)	1,000	1,085
5.25% 5/15/20	2,000	2,167
Mansfield Independent School District 5.5% 2/15/18	40	43
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,789
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,275	$ 2,358
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,799
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,913
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,667
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,206
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,305
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,594
Series 2008 A:
6% 1/1/23	4,800	5,443
6% 1/1/24	2,000	2,252
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	6,131
Series 2009 A, 6.25% 1/1/39	10,200	11,284
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,078
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,444
5.375% 8/15/37	15,255	16,897
5.75% 8/15/29	1,250	1,322
Robstown Independent School District 5.25% 2/15/29	3,165	3,448
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,443
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,744
5% 7/1/17 (FSA Insured) (g)	2,765	3,015
5% 7/1/17 (FSA Insured) (g)	2,385	2,586
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,839
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,446
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,966
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	2,570	2,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Series 2008: - continued
5% 2/1/24	$ 2,590	$ 2,921
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	389
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,610
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	5,420	5,754
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,122
5.25% 2/15/22 (AMBAC Insured)	1,090	1,177
5.25% 2/15/30 (AMBAC Insured)	1,800	1,890
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	62
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	1,250	1,268
Series 2008, 5.25% 2/1/38	2,000	2,187
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,673
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26	1,785	1,897
5.25% 9/1/27	2,375	2,522
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	7,400	7,808
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,865
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,632
Series 2008, 4.75% 4/1/37	24,595	25,585
5.75% 8/1/26	3,320	3,402
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	15,862
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	7,800	8,500
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,925
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,317
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990: - continued
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,910	$ 6,449
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,804
5.75% 8/15/38 (AMBAC Insured)	27,550	27,867
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	4,200	4,801
5% 4/1/23	2,320	2,631
Texas Wtr. Dev. Board Rev.:
Series 1999 B, 5.625% 7/15/21	2,745	2,753
Series B, 5.375% 7/15/16	5,000	5,016
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,582
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,122
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (h)	6,225	6,757
Waller Independent School District 5.5% 2/15/37	4,920	5,419
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	12,480	13,261
Weatherford Independent School District 0% 2/15/33	6,985	2,611
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	3,000	3,135
5.75% 8/15/30	2,890	3,039
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	61
5.5% 2/15/20 (FSA Insured)	65	66
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,318
		710,579
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,237
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	1,915	2,232
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,906
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A: - continued
5.25% 4/1/17 (FSA Insured)	$ 4,335	$ 4,701
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,921
		29,997
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,137
6.125% 12/1/27 (AMBAC Insured)	8,600	8,749
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,268
		16,154
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (d)(g)	4,050	4,084
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,286
6% 2/15/13 (AMBAC Insured)	1,460	1,604
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	1,800	1,870
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,968
		13,812
Washington - 4.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,769
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,844
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,669
Chelan County School District #246, Wenatchee Series 2002, 5.5% 12/1/19 (Pre-Refunded to 6/1/12 @ 100) (h)	3,535	3,827
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,030	$ 1,522
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	21,843
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,706
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,862
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,142
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,873
5.25% 12/1/36 (FSA Insured)	9,180	9,743
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,997
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,455
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,829
Series 2008, 5.75% 1/1/43	22,700	25,584
Series 2009, 5.25% 1/1/42	2,600	2,832
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,876
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,558
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,616
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,266
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,376
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,081
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.: - continued
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,181
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,241
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	15,800	15,988
Series 2008 D, 5% 1/1/24	2,975	3,353
Series B, 5% 7/1/28	395	428
Series R 97A:
0% 7/1/17	7,045	5,896
0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,100	6,919
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,663
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,748
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,885	6,219
Series 2010 A:
5.25% 8/15/19	3,850	4,279
5.25% 8/15/20	2,000	2,197
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,709
Series 2006 D, 5.25% 10/1/33	2,000	2,140
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,902
5.7% 7/1/38	11,300	11,674
7% 7/1/39	3,000	3,274
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	56,550	61,342
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,922
		300,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 700	$ 746
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,752
		3,498
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,090	3,311
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,080
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,449
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,249
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,584
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,251
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,460
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,576
5.5% 8/15/16	1,105	1,158
		25,118
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	5,500	6,082
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (h)	4,365	4,416
		10,498
TOTAL MUNICIPAL BONDS (Cost $5,793,138)		6,059,728
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	6,500	6,671
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.31% (e)(f) (Cost $100)	100,000	$ 100
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $5,799,738)		6,066,499
NET OTHER ASSETS (LIABILITIES) - 3.2%		198,010
NET ASSETS - 100%		$ 6,264,509
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,211,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,017
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ -*
* Amount represents less than $1,000
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,066,399	$ -	$ 6,066,399	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 6,066,499	$ 100	$ 6,066,399	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $5,798,203,000. Net unrealized appreciation aggregated $268,296,000, of which $301,985,000 related to appreciated investment securities and $33,689,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

September 30, 2010

1.807742.106

OFR-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,631,488
Ohio - 93.8%
Adams County Valley Local School District (Adams & Highland County Proj.) Series 1995, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,999,940
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,597,605
5% 1/1/15	1,275,000	1,361,063
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,319,688
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,656,071
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,661,459
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,489,700
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	1,400,000	1,420,930
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,137,429
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,327,090
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,106,498
5% 12/1/37	1,095,000	1,165,014
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,433,668
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,132,600
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	9,800,000	7,845,782
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,906,808
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,471,539
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,762,268
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,169,503
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,030,000	$ 1,123,061
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,124,769
Cincinnati City School District:
5.25% 6/1/16 (Pre-Refunded to 12/1/12 @ 100) (c)	1,500,000	1,652,220
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,632,250
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,075,340
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	525,590
5% 12/1/20	1,240,000	1,450,428
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	7,013,955
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,828,720
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,301,795
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,353,573
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,430,668
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,233,782
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,469,149
5.25% 12/1/19 (FSA Insured)	1,045,000	1,147,065
5.25% 12/1/23 (FSA Insured)	1,000,000	1,078,030
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	5,021,094
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,347,531
5% 11/15/15	2,335,000	2,657,860
5% 11/15/16	1,820,000	2,082,990
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,652,199
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	5,118,650
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680,000	1,737,439
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,161
Series 2007 O, 5% 1/1/37	3,200,000	3,351,552
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District:
(School Facilities Construction and Impt. Proj.):
Series 2009 B:
5% 12/1/28	$ 3,105,000	$ 3,467,012
5% 12/1/29	1,000,000	1,111,620
5% 12/1/18 (FSA Insured)	5,000,000	5,745,800
Series 2009 B, 5% 12/1/26	1,805,000	2,039,596
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,701,497
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,272,080
5% 8/1/27	1,200,000	1,321,992
Cuyahoga County Gen. Oblig. Series A:
0% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	2,367,120
0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,364,662
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,180,349
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,095,097
Dublin City School District 5% 12/1/21	1,200,000	1,394,112
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,404,226
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,125,780
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,427,578
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,512,299
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,238,101
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,293,920
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,303,400
Series A:
5% 11/1/15	260,000	293,423
5% 11/1/16	265,000	300,666
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,935,276
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,009,420
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	$ 3,000,000	$ 3,067,980
Hamilton City School District 5% 12/1/34	2,000,000	2,069,640
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,176,215
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,178,555
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,364,937
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,229,723
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,195,265
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,988,333
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,732,604
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,856,490
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	965,990
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (Assured Guaranty Corp. Insured)	2,500,000	2,659,325
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,251,480
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,357,049
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,710
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,920
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,604,475
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,412,183
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,541,358
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	$ 4,100,000	$ 4,535,953
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,469,800
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,087,070
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,204,456
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,510,946
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,151,708
5% 8/15/15	1,160,000	1,214,381
5% 8/15/16	1,260,000	1,313,159
5% 8/15/17	1,000,000	1,045,390
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,324,380
0% 12/1/16 (FSA Insured)	1,200,000	1,020,480
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/11	2,075,000	2,100,626
5.5% 2/15/12	150,000	156,515
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,895,998
Lorain County Gen. Oblig. (Justice Ctr. Proj.) Series 2002, 5.5% 12/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,985,000	3,220,039
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,222,577
5% 11/15/38	1,115,000	1,162,488
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,306,280
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,025,900
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,215,564
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (c)	9,000,000	5,596,110
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,251,480
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	118,828
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	87,357
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	75,000	76,628
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Miamisburg City School District:
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	$ 1,405,000	$ 1,585,219
5% 12/1/33	1,340,000	1,443,997
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,351,950
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,266,446
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	2,819,450
Series A, 6% 12/1/19	1,470,000	1,487,831
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,174,850
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,126,760
Bonds (Catholic Health Initiatives Proj.):
Series 2008 C2, 4.1%, tender 11/10/11 (a)	1,950,000	2,025,173
Series D, 5.25%, tender 11/12/13 (a)	2,000,000	2,227,160
Series A, 6.25% 11/15/39	2,250,000	2,384,910
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,297,306
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,364,317
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	561,255
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (a)(b)	2,000,000	2,172,000
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,011,692
Series 2010 A, 5% 10/1/24	6,030,000	6,879,748
(Juvenile Correctional Bldg. Fund Proj.) 5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,485,000	2,757,331
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,261,824
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	557,320
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,585,040
Series 2005 B, 5% 5/1/16	1,000,000	1,173,560
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	2,022,679
Series D, 5% 3/1/24	3,415,000	3,661,939
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
Series 2006 D, 5% 9/15/20	$ 5,000,000	$ 5,613,550
Series 2008 A:
5.375% 9/1/23	1,165,000	1,342,464
5.375% 9/1/28	7,210,000	8,160,271
Series A, 5.5% 9/15/16 (Pre-Refunded to 3/15/12 @ 100) (c)	6,060,000	6,501,956
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,900,957
Series 1994:
6.125% 10/1/15	2,000,000	2,388,800
6.25% 10/1/16	2,500,000	3,049,525
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,747,406
5.5% 1/1/43	3,500,000	3,763,165
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,117,140
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,884,448
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,053,000
Series 2010 A, 5.25% 1/15/23	2,500,000	2,666,150
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,365,756
Series 2009, 5.5% 12/1/36	5,000,000	5,355,500
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,668,640
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,309,855
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	3,042,870
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31 (Pre-Refunded to 12/1/12 @ 100) (c)	5,000,000	5,494,000
Series 2003 B, 5.25% 6/1/16 (Pre-Refunded to 6/1/13 @ 100) (c)	4,085,000	4,577,733
Series 2008 A, 5% 12/1/26	2,225,000	2,491,755
Series B, 5.25% 6/1/16	915,000	1,015,366
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,616,200
Series 2001 A, 5.5% 2/15/26	1,600,000	1,614,624
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,980,000	$ 2,170,733
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,270,980
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,781,039
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,000,000	1,113,260
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	3,170,028
5.25% 12/1/18	2,610,000	3,192,552
(Fresh Wtr. Impt. Proj.):
Series 2009 B, 5% 12/1/24	1,025,000	1,250,695
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,887,694
5.5% 6/1/17	4,710,000	5,758,634
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,384,655
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,530,000	1,700,748
5% 12/1/17	3,765,000	4,193,570
5.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,430,025
5.25% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260,000	1,460,126
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,391,657
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,380,272
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,254,900
5% 6/1/30	1,000,000	1,119,920
Series 2010, 5% 12/1/22	3,000,000	3,516,450
Series 2005 B, 0% 12/1/14	1,500,000	1,376,970
5% 6/1/18	2,000,000	2,219,400
5.25% 12/1/19	1,975,000	2,442,443
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,302,323
5% 12/1/36	2,700,000	2,872,746
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,064,260
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,755,000	$ 1,903,666
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,078,904
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	1,016,354
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,049,525
0% 12/1/17	1,250,000	1,003,738
5% 12/1/32	1,500,000	1,623,705
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	505,995
6.375% 11/15/30	330,000	333,746
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,179,370
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,307,113
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,699,112
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,005,310
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,537,083
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,291,881
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	506,167
5% 12/1/35 (FSA Insured)	2,500,000	2,588,250
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,906,867
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,806,605
5.25% 12/1/21	1,740,000	1,903,664
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,556,963
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,232,600
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,084,690
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	$ 1,110,000	$ 1,217,337
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,710,000
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,245,250
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,452,812
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045,000	1,052,723
5.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315,000	1,324,429
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,005,990
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,568,822
5% 6/1/19 (AMBAC Insured)	1,520,000	1,638,666
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,117,720
5% 6/1/23 (FSA Insured)	2,000,000	2,216,860
5% 6/1/24 (FSA Insured)	2,000,000	2,206,920
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,329,690
Warren County Gen. Oblig.:
6.1% 12/1/12	245,000	259,796
6.65% 12/1/11	115,000	119,293
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,076,303
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,490,280
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,550,002
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,620,065
		542,455,131
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,138,250
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,076,372
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	$ 1,300,000	$ 1,502,046
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,103,650
Series G, 5.25% 7/1/13	1,000,000	1,052,420
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,494,696
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	136,191
0% 8/1/47 (AMBAC Insured)	1,000,000	108,640
Series 2009 A, 6% 8/1/42	1,000,000	1,104,330
Series 2010 C, 6% 8/1/39	1,800,000	2,010,798
		11,727,393
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,079,200
Series 2009 A, 6.75% 10/1/37	1,000,000	1,143,370
Series 2009 B, 5% 10/1/25	1,000,000	1,037,380
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,600,000	1,490,368
		4,750,318
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $532,711,716)	560,564,330
NET OTHER ASSETS (LIABILITIES) - 3.1%	17,672,805
NET ASSETS - 100%	$ 578,237,135
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $532,699,633. Net unrealized appreciation aggregated $27,864,697, of which $29,858,049 related to appreciated investment securities and $1,993,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

September 30, 2010

1.807743.106

PFL-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,519,634
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,118,740
Series 2010 D, 5% 1/1/30	3,500,000	3,745,560
		8,383,934
Pennsylvania - 96.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,102,200
Allegheny County:
Series C-62, 5% 11/1/29	4,420,000	4,732,538
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,812,674
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,678,816
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,000,000	2,017,260
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,096,840
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,204,810
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,734,935
5.25% 3/1/32	2,000,000	2,047,260
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,857,972
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,247,860
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,194,935
Series 2000, 5.5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	305,000	308,803
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,802,741
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	$ 1,500,000	$ 1,672,560
6% 3/1/31 (FSA Insured)	1,975,000	2,187,648
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,361,860
Bethel Park School District Series 2009, 5% 8/1/29	9,000,000	9,676,890
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	275,445
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,889,766
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,027,831
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,157,300
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,023,334
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,604,050
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,396,660
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,436,350
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,582,950
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,159,240
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,151,780
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,844,764
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,229,770
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,066,600
6% 11/15/30	3,620,000	3,669,015
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series A, 5% 12/15/10	905,000	907,299
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,686,670
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,500,000	2,503,425
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,255,259
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	$ 1,000,000	$ 1,260,250
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,269,598
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,727,103
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,293,865
7.75% 4/1/25 (FSA Insured)	875,000	1,067,063
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,794,258
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5.3% 7/1/30	1,770,000	1,829,861
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (c)	1,655,000	1,779,390
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,140,600
Hollidaysburg Area School District Series C, 5% 3/15/23 (FSA Insured)	1,015,000	1,120,611
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	768,499
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,140,253
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,628,250
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,773,945
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,391,096
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,451,301
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,207,880
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,158,320
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	947,286
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	574,055
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mount Lebanon School District Series 2009 A: - continued
5% 2/15/34	$ 2,250,000	$ 2,425,028
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,117,351
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,376,161
5.25% 8/15/18	1,450,000	1,595,798
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2010 B, 5% 5/1/22	2,145,000	2,449,719
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,949,256
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,355,473
6.375% 11/1/41 (b)	1,300,000	1,321,424
Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (a)	3,100,000	3,270,934
(PPL Energy Supply LLC Proj.) Series A, 3%, tender 9/1/15 (a)	2,000,000	2,004,500
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,151,460
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2004 A, 7%, tender 11/1/10 (a)(b)	1,500,000	1,506,030
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	5,000,000	5,687,500
First Series 2008, 5% 5/15/27	805,000	900,441
First Series, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (c)	125,000	132,935
Second Series 2009:
5% 4/15/24	9,000,000	10,374,745
5% 4/15/25	500,000	571,515
5% 4/15/28	5,000,000	5,615,400
Series 2007 A, 5% 11/1/18	4,805,000	5,702,382
Series 2009, 5% 3/15/27	6,000,000	6,769,860
Series A, 5% 8/1/25	2,500,000	2,817,800
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	$ 2,500,000	$ 2,400,450
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	3,014,912
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,315,150
Series 2010 E, 5% 5/15/31	2,500,000	2,614,425
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,105,463
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	49,311
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/17	6,000,000	7,110,000
Pennsylvania State Univ.:
Series A, 5% 8/15/29	3,945,000	4,374,532
5% 9/1/29	1,550,000	1,692,616
5% 9/1/35	4,485,000	4,808,682
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,239,370
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,085,280
5.625% 6/1/14	3,595,000	3,744,876
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,047,552
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,397,707
5% 12/1/25 (AMBAC Insured)	7,345,000	7,956,471
5% 12/1/26 (AMBAC Insured)	3,500,000	3,767,120
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,312,760
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,296,960
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,770,000	3,781,612
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,585,590
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,638,540
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,079,510
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,074,270
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,858,517
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,870,672
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	4,010,536
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,627,774
Ninth Series, 5.25% 8/1/40	2,695,000	2,723,648
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,183,686
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,494,501
Series 2008 A:
5.25% 12/15/22 (FSA Insured)	4,540,000	5,057,061
5.25% 12/15/32 (FSA Insured)	6,000,000	6,372,720
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,154,885
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,276,880
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,709,989
Philadelphia Muni. Auth. Rev. (Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	994,960
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,993,690
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,004,810
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,066,286
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,342,316
Series 2010 C, 5% 9/1/21	4,000,000	4,396,480
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,189,480
Series A:
5% 11/1/31 (FGIC Insured)	400,000	407,228
5% 7/1/35	4,130,000	4,266,786
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,169,950
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010, 5% 2/1/20 (FSA Insured)	1,900,000	2,149,147
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pittsburgh Gen. Oblig.:
Series 2006 B, 5.25% 9/1/15 (FSA Insured)	$ 2,000,000	$ 2,266,220
Series A, 5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,666,933
Series B, 5.25% 9/1/16 (FSA Insured)	3,000,000	3,421,980
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	4,455,000	4,904,420
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,940,913
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,383,168
Souderton Area School District Series 2009, 5% 11/1/23	3,760,000	4,324,639
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	996,240
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,842,675
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,725,300
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	833,339
5.375% 4/1/17 (FSA Insured)	830,000	872,645
5.375% 4/1/18 (FSA Insured)	875,000	916,265
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,135,400
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,969,398
5% 5/1/28 (FSA Insured)	1,000,000	1,103,890
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/32	3,000,000	3,274,860
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,208,540
Series 2000 C, 5% 9/15/35	2,000,000	2,166,300
Series 2009 A, 5% 9/15/16	1,150,000	1,363,693
Series 2007 B, 5.25% 9/15/28	2,500,000	2,858,225
Series 2009 B, 5.5% 9/15/24	5,250,000	6,235,530
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,967,098
West Mifflin Area School District Series 2009, 5.125% 4/1/31 (FSA Insured)	1,000,000	1,090,560
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	$ 4,290,000	$ 3,940,494
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,599,112
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,474,550
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,624,450
0% 8/15/22	6,550,000	3,779,547
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,428,111
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,101,136
		458,256,098
Puerto Rico - 0.3%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,930
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	547,150
		1,607,080
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $446,404,550)	468,247,112
NET OTHER ASSETS (LIABILITIES) - 1.5%	7,173,079
NET ASSETS - 100%	$ 475,420,191
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $446,402,379. Net unrealized appreciation aggregated $21,844,733, of which $22,265,776 related to appreciated investment securities and $421,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

September 30, 2010

1.807744.106

STM-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 84.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,039
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,195
Series 2006 D, 5% 11/15/11	1,540	1,578
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,004
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,226
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,255
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	859
5% 12/1/12	750	785
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,270
		21,211
Alaska - 0.1%
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,521
Arizona - 2.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,626
5% 10/1/16 (FSA Insured)	13,000	14,828
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,149
Series 2008 D:
5% 1/1/13	3,250	3,493
5% 1/1/14	2,000	2,189
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,238
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,150
Series 2008, 5.5% 9/1/13	18,780	20,766
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,211
5% 10/1/20	5,180	6,203
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	$ 6,000	$ 6,531
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,296
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,769
Series 2009 B, 5% 7/1/16	5,090	5,947
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,435
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175	1,212
5% 7/1/15 (FGIC Insured)	1,645	1,817
		104,860
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,436
Series 2010 L, 5% 5/1/17	12,000	14,166
California Econ. Recovery:
Bonds:
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,524
Series B, 5%, tender 7/1/14 (c)	5,000	5,624
Series 2004 A:
5.25% 7/1/12	6,010	6,485
5.25% 7/1/13	2,400	2,685
Series 2008 A, 5% 1/1/11	3,000	3,032
Series 2009 A:
5% 7/1/15	3,660	4,134
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,933
5.25% 1/1/11	870	880
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	6,912
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,336
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,404
5.25% 7/1/14	1,780	2,050
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	605
California Gen. Oblig.:
5% 2/1/11	4,000	4,057
5% 2/1/11	70	71
5% 10/1/11	1,650	1,721
5% 2/1/12	1,650	1,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/12	$ 15,000	$ 15,892
5% 9/1/12	1,700	1,835
5% 10/1/12	12,600	13,642
5% 11/1/13	9,060	10,087
5.25% 2/1/11	2,465	2,502
5.5% 3/1/11 (FGIC Insured)	3,210	3,274
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	852
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,984
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,005
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,179
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,190
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,520
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,810
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,174
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,671
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	39,301
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 11/1/10 (c)(f)	5,500	5,501
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,451
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,207
5% 3/1/17	5,405	5,948
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	$ 15,300	$ 16,726
Bonds (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,951
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,252
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,421
Series 2007 A1, 5% 6/1/12	2,570	2,663
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,632
Series 2009 B, 5% 7/1/17	12,905	15,424
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,910
Series E, 5% 7/1/11	6,075	6,275
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,285
5% 12/1/17	9,790	11,042
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,141
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,440
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,697
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,124
5% 7/1/14	1,120	1,264
5% 7/1/15	2,170	2,481
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,191
5% 7/1/18	2,000	2,289
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,135	6,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	$ 5,450	$ 5,961
5% 8/1/18	8,000	8,672
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	970
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,985
5% 5/15/15	1,845	2,133
Series 2009 B, 5% 5/15/14	7,000	7,937
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,386
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (c)	985	973
		355,989
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,205
5% 11/15/11 (Escrowed to Maturity) (g)	120	126
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	923
Bonds Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,599
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,096
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	586
		10,946
Connecticut - 2.1%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	34,172
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,252
Series 2006 F, 5% 12/1/11	23,100	24,307
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2009 1:
5% 2/1/14	$ 2,500	$ 2,827
5% 2/1/15	11,995	13,876
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	1,937
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,080
		88,334
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,118
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,510
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,200
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,659
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,331
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,141
		25,959
Florida - 5.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,356
5% 12/1/15	4,395	4,775
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,160
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,093
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,227
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,667
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,262
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,785
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Series 2005 B, 5% 1/1/18	$ 21,080	$ 23,785
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,482
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,179
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,874
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,925
Series 2005 A, 5% 11/15/10	1,000	1,004
Series 2006 G:
5% 11/15/10	385	387
5% 11/15/10 (Escrowed to Maturity) (g)	15	15
5% 11/15/11	675	704
5% 11/15/11 (Escrowed to Maturity) (g)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,633
Bonds:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2002, 3.95%, tender 9/1/12 (c)	8,650	9,117
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,134
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,382
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,569
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,914
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,143
5% 9/1/17	1,000	1,169
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,594
5% 10/1/12	7,350	7,940
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	875
5.25% 10/1/15	3,525	4,030
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 1,980	$ 2,110
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,955
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,043
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,526
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,577
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,164
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,417
5% 10/1/16	1,000	1,084
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,778
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	2,008
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,080
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,631
Polk County Cap. Impt. Rev.:
Bonds Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,067
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,632
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,534
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,763
5% 7/1/14	2,000	2,202
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,795
5% 11/15/17	1,500	1,672
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/15 (FSA Insured) (f)	$ 2,920	$ 3,169
5% 10/1/16 (FSA Insured) (f)	6,000	6,506
5% 10/1/17 (FSA Insured) (f)	5,000	5,388
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,319
		234,391
Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,876
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,716
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,216
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,182
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,666
5% 11/1/13	7,550	8,300
5% 11/1/14	7,490	8,393
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,181
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,697
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,249
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,285
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,803
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,166
5% 1/1/14	3,000	3,323
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,226
Series 2008 D, 5.75% 1/1/19	9,000	10,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	$ 1,500	$ 1,555
5% 10/1/12	1,000	1,061
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,410
5% 1/1/15	1,040	1,129
5% 1/1/16	2,415	2,629
5% 1/1/18	1,530	1,649
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,027
		108,478
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	3,900	4,328
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,948
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,210
Series DR:
5% 6/1/15	11,790	13,754
5% 6/1/16	7,645	9,050
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,451
Series DY:
5% 2/1/15	3,500	4,058
5% 2/1/16	4,000	4,713
		51,512
Illinois - 8.2%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,199
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,765
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,696
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,946
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	874
5.25% 1/1/12 (FSA Insured)	175	184
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,432
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,300	3,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series 2004 B, 5% 1/1/11 (AMBAC Insured)	$ 3,625	$ 3,651
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,688
5% 1/1/13 (FSA Insured)	4,000	4,313
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,101
Series 2010 E:
5% 1/1/15 (f)	4,000	4,361
5% 1/1/16 (f)	1,500	1,637
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,227
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,541
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,814
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,996
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,773
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,084
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,936
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,900
Illinois Edl. Facilities Auth. Revs. Bonds:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)(g)	12,800	12,986
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,850
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,465
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,538
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,404
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	$ 3,000	$ 3,108
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,505
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,730
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	798
5% 7/1/13	415	452
5% 7/1/15	1,000	1,113
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,278
5% 5/15/17	3,520	3,886
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,107
5% 5/1/14	2,000	2,124
5.75% 5/1/19	2,650	2,821
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,337
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,826
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,141
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,158
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,263
Illinois Fin. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2007, 1.25%, tender 10/1/10 (c)	8,750	8,750
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,544
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,031
5.5% 4/1/11 (FSA Insured)	3,700	3,775
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,549
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,714
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,944
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2002:
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,690
Series 2004 A, 5% 3/1/11	8,435	8,559
Series 2004 B, 5% 3/1/14	15,500	16,911
Series 2004, 5% 11/1/16	11,000	12,226
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,345
5% 4/1/17 (AMBAC Insured)	8,050	8,665
Series 2007 A, 5.5% 6/1/15	1,000	1,127
Series 2007 B, 5% 1/1/17	9,835	10,846
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	22,075
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,450
5% 5/15/16 (FSA Insured)	2,325	2,535
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,735
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,609
4.5% 6/15/17	6,075	6,808
Series 2010, 5% 6/15/15	8,800	9,948
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,996
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,401
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,712
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	533
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,299
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,391
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,410	$ 1,355
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,505
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,526
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,289
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,629
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,400
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,150
0% 4/1/14	2,350	2,204
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,751
0% 11/1/16 (FSA Insured)	2,975	2,514
		344,748
Indiana - 2.0%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,011
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,932
5% 1/15/12 (FSA Insured)	1,990	2,090
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,371
5.25% 1/10/12 (FSA Insured)	1,355	1,426
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,347
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,791
5% 5/1/15	6,420	7,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	$ 1,250	$ 1,377
5% 12/1/15	2,135	2,356
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	9,178
Series 2010 A, 5% 2/1/17	2,800	3,326
5% 7/1/14	2,500	2,813
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,387
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,240
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,747
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,434
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,241
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,055
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,102
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,155
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,711
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,013
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	562
5% 7/1/15	315	367
5% 7/1/16	500	589
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,632
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,225
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,136
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,336
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,078
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,164
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,213
		85,430
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,399
5% 7/1/16	1,335	1,474
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,919
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,261
		9,053
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	650
5% 11/15/15	625	709
5% 11/15/16	875	998
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	547
5.25% 11/15/12	680	726
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	574
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,653
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,280	10,553
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	$ 2,405	$ 2,664
5% 11/15/15	6,245	6,942
5% 11/15/16	5,410	6,032
		34,264
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	797
4% 2/1/15	1,495	1,588
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,376
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,502
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	528
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,880
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,720
		19,391
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,139
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,758
5% 7/1/16	2,000	2,182
Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	2,999
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured) (b)	1,000	1,095
		13,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	$ 1,985	$ 2,053
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	16,340
5.25% 8/15/16	16,100	19,515
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,616
5% 7/1/14	3,500	3,855
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,492
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,972
		48,843
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,131
5% 5/15/16	4,400	5,143
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,572
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	489
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,009
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,974
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,669
4% 7/1/16	1,000	1,118
5% 7/1/13	1,000	1,110
Series Q2:
4% 7/1/15	1,170	1,302
4% 7/1/16	1,000	1,118
5% 7/1/13	1,100	1,221
5% 7/1/14	1,080	1,229
5% 7/1/17	1,370	1,617
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,029
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	$ 5,000	$ 5,062
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,810
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,727
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,130
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,024
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,697
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,247
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,173
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,002
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,596
5% 12/15/13 (FSA Insured)	2,000	2,247
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,760
		87,257
Michigan - 2.2%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,688
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,288
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,304
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,916
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,170
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,225
Detroit Swr. Disp. Rev. Series 2006 D, 0.957% 7/1/32 (c)	4,080	2,796
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	$ 2,965	$ 3,150
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,388
5% 5/1/13 (FSA Insured)	1,305	1,435
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,518
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,193
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,479
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,576
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,185
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	132
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,224
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,655
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,762
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,002
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,945
5% 10/1/15	1,750	2,044
5% 10/1/15	3,250	3,797
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,780
5% 5/1/14	2,140	2,349
5% 5/1/15	1,845	2,049
5% 5/1/16	1,865	2,079
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,238
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,489
Royal Oak City School District 5% 5/1/12	2,000	2,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	$ 2,070	$ 2,222
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,561
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,403
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,735
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,005
3% 1/1/12	1,000	1,020
		93,949
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	502
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,079
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,522
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,488
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	633
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,135
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	305
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,153
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	953
		9,770
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	$ 1,050	$ 1,090
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,028
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,244
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,721
		8,195
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,450
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,864
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,521
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,026
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,124
		7,999
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,755
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,689
Series C:
4% 1/1/15 (b)	2,360	2,595
4% 1/1/16 (b)	2,195	2,427
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,364
		19,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (f)	$ 1,790	$ 1,837
Series 2008 E:
5% 7/1/14	2,905	3,240
5% 7/1/15	3,500	3,954
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,392
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,327
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,704
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,575
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,230
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	24,236
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,000
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,106
		70,601
New Jersey - 3.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,944
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,811
5% 6/15/16	6,500	7,394
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,437
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,741
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,231
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,046
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,900
5% 3/1/15	10,400	11,766
Series 2009 BB, 5% 9/1/15	3,390	3,866
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,392
5.25% 7/1/15 (FSA Insured)	5,000	5,865
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	$ 1,285	$ 1,299
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,024
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,070
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,922
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,429
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,593
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,200
Series C, 5.5% 12/15/10	25,000	25,250
		153,145
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,176
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,782
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,666
Series 2010 A1:
4% 12/1/15	3,700	4,063
4% 12/1/16	6,750	7,417
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,278
		48,382
New York - 14.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,073
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,232
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,240
Series 2010 A, 5% 5/1/15	5,000	5,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	$ 5,000	$ 6,014
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,095
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,024
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	638
Series 2003 F, 5.5% 12/15/11	6,725	7,122
Series 2005 C, 5% 8/1/12	19,770	21,295
Series 2005 D, 5% 8/1/12	4,925	5,305
Series 2005 F1, 5% 9/1/15	3,560	4,140
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,535
Series 2005 K:
5% 8/1/11	3,365	3,490
5% 8/1/12	4,360	4,696
Series 2008 E, 5% 8/1/12	5,000	5,386
Series 2010 C, 5% 8/1/13	7,000	7,798
Series B:
5% 8/1/14	10,000	11,436
5% 8/1/15	10,000	11,607
5.75% 8/1/14	970	1,056
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (g)	30	33
Series O:
5% 6/1/12	1,770	1,894
5% 6/1/12 (Escrowed to Maturity) (g)	5,755	6,193
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,824
6% 11/1/28 (a)	44,300	46,690
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,146
Series 2007 C1, 5% 11/1/15	15,200	17,829
Series 2010 B, 5% 11/1/17	30,000	35,907
Series 2010 D:
5% 11/1/15	8,300	9,736
5% 11/1/17	10,115	12,107
Series B:
5% 11/1/11	11,060	11,593
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,596
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	$ 3,500	$ 3,605
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,152
5% 3/15/13	3,545	3,917
5% 3/15/14	3,745	4,251
5% 3/15/15	4,000	4,631
Series 2009 D:
5% 6/15/14	9,890	11,313
5% 6/15/15	16,075	18,751
5% 6/15/16	9,330	11,011
Series 2010 A:
5% 2/15/14	9,850	11,149
5% 2/15/15	8,780	10,141
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	3,020
5.75% 7/1/13 (AMBAC Insured)	795	858
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,187
5% 8/15/14	7,755	8,841
Series 2009 A1, 5% 2/15/15	9,000	10,284
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,119
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,123
Series 2008 B, 5% 7/1/15	30,000	34,666
Series 2009 A:
5% 7/1/15	12,850	14,772
5% 7/1/16	8,390	9,768
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,880
Series 2007 A, 5% 4/1/11	20,000	20,453
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,554
5% 11/15/15	2,325	2,693
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,872
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,040	$ 1,152
5.25% 11/15/19 (FGIC Insured)	5,200	6,122
Series 2005 C:
5% 11/15/10	790	794
5% 11/15/11	2,750	2,872
Series 2010 B2, 4% 11/15/14	2,830	3,121
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,871
Series 2010 A, 5% 4/1/17	1,000	1,178
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,252
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,282
Series 2009 C:
5% 12/15/15	6,500	7,675
5% 12/15/16	17,000	20,318
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,518
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,760	6,191
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,203
Series 2003B 1C:
5.5% 6/1/15	1,300	1,305
5.5% 6/1/17	4,200	4,342
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,531
		600,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,368
		5,570
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	759
5% 1/15/12	400	422
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,919
5% 3/1/18	1,500	1,793
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,636
5% 11/1/15 (FSA Insured)	1,600	1,773
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,522
5% 1/1/16	6,035	6,915
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,449
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,700
5% 6/1/16	1,000	1,135
5% 6/1/17	3,220	3,662
5% 6/1/18	3,820	4,359
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	4,070
		41,114
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,625
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	2,002
		3,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.8%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,008
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,541
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,125
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (Assured Guaranty Corp. Insured)	760	860
5% 6/1/16 (Assured Guaranty Corp. Insured)	1,105	1,259
5% 6/1/17 (Assured Guaranty Corp. Insured)	1,160	1,326
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,804
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,774
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,519
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,779
5% 10/1/15	6,505	7,507
Series 2010 C:
4% 10/1/15	3,200	3,575
5% 10/1/16	1,250	1,465
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,339
5% 10/1/15	4,535	5,234
Series 2010 A, 5% 10/1/15	1,185	1,381
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,090
Series 2010 B, 5% 9/15/15	19,080	22,320
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	5,018
Series 2010 A, 5% 8/1/17	3,290	3,903
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	$ 500	$ 548
5% 1/15/17	1,000	1,093
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,912
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,564
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,074
5% 12/1/13	875	946
5% 12/1/14	2,275	2,475
		115,693
Oklahoma - 0.5%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	992
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,247
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,966
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,878
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	430
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,323
		21,836
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,741
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,455
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,026
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,075
5% 3/15/14	595	649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A: - continued
5% 3/15/15	$ 2,500	$ 2,739
5% 3/15/16	1,750	1,926
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,114
		20,725
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,440
5% 1/1/15 (FSA Insured) (f)	1,000	1,072
5% 1/1/16 (FSA Insured) (f)	1,000	1,075
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,342
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,146
Series 2008 B, 5% 6/15/14	1,385	1,558
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,528
5% 8/15/14	1,955	2,210
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,521
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,898
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,100
5% 7/1/17	1,255	1,377
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,429
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,323
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,697
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	$ 3,570	$ 3,674
5% 8/1/12 (FSA Insured)	5,000	5,304
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,969
5% 12/15/15 (FSA Insured)	5,000	5,629
5% 12/15/16 (FSA Insured)	7,275	8,268
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,556
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,200
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,555
Series 2010 C:
5% 9/1/15	13,200	14,818
5% 9/1/16	13,610	15,371
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,927
5% 6/15/16	6,000	6,825
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (Assured Guaranty Corp. Insured) (b)	4,580	5,104
5% 2/1/16 (Assured Guaranty Corp. Insured) (b)	5,620	6,298
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,345
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,720
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,709
5% 11/15/14	4,690	5,239
5% 11/15/15	2,420	2,722
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,395
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,301
		174,966
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,048
5% 12/1/11	1,040	1,083
5% 12/1/12	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Univ. of Puerto Rico:
Series P, 5% 6/1/11	$ 5,760	$ 5,902
Series Q, 5% 6/1/11	4,825	4,944
		21,039
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,439
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,306
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,670
		12,415
South Carolina - 0.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,465
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,215
5% 2/1/17	2,300	2,543
		6,223
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	702
5% 9/1/15	680	765
5% 9/1/16	500	562
5% 9/1/17	490	549
		2,578
Tennessee - 0.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,063
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,075
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,781
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,892
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,080
5% 7/1/17	1,100	1,266
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	$ 12,400	$ 13,995
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,510
		31,662
Texas - 6.3%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,998
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,477
Series 2006 B:
6% 1/1/12	500	512
6% 1/1/13	1,270	1,314
Austin Elec. Util. Sys. Rev.:
Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,015
5% 11/15/11 (FSA Insured)	4,000	4,201
Series A, 5% 11/15/15	1,000	1,162
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,753
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,296
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,641
Birdville Independent School District 0% 2/15/11	5,000	4,988
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,487
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,091
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,557
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,205
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,748
4% 8/15/14	10,140	11,188
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,119
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,838
5% 11/1/15	5,000	5,757
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	$ 3,065	$ 3,177
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,592
Series 2009, 5% 2/15/16	3,690	4,324
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,570
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,530
Series 2009:
5% 2/15/15	1,520	1,736
5% 2/15/16	1,375	1,591
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,075
5% 11/15/14	1,000	1,126
5% 11/15/16	500	573
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,116
5% 8/15/14	1,075	1,231
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,475
5% 7/1/16	1,080	1,241
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,108
5.25% 4/15/12 (FSA Insured)	2,000	2,136
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,258
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,787
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,245
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,055
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,233
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,664
Humble Independent School District Series 2009, 4% 2/15/13	400	428
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Katy Independent School District Series A, 5.25% 2/15/12	$ 2,000	$ 2,130
Keller Independent School District 5% 2/15/14	3,750	4,222
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,604
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,197
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,400
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,656
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,000	2,305
5% 5/15/16	2,360	2,746
5% 5/15/17	2,805	3,259
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,646
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,507
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,023
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,280
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,067
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,362
Northside Independent School District Bonds:
Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,938
1.5%, tender 8/1/12 (c)	12,500	12,604
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,640
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,850
5% 2/15/16	2,000	2,300
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,800
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,106
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	$ 1,665	$ 1,744
5% 11/15/12	1,950	2,117
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,533
Texas Gen. Oblig. 0% 10/1/13	6,500	6,201
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,098
5% 9/1/15	835	962
5% 9/1/16	750	867
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,573
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,271
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (c)	3,200	3,240
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,269
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,881
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,068
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,293
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,403
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,811
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,137
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,751
		262,686
Utah - 0.9%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,742
0% 10/1/12 (AMBAC Insured)	3,800	3,678
0% 10/1/13 (AMBAC Insured)	3,760	3,555
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,748
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,871
		36,594
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	$ 2,225	$ 2,456
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,499
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	6,045
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,875
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,838
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,930
		18,688
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,226
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,698
5.25% 1/1/11 (FSA Insured)	1,935	1,957
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,583
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,545
5% 12/1/17	2,950	3,520
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,790
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,871
Series 2010 C:
5% 2/1/16 (f)	2,000	2,205
5% 2/1/17 (f)	2,500	2,757
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,370
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	$ 1,000	$ 1,032
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,035
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,173
5% 8/15/14	2,000	2,200
		41,946
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (b)(f)	1,720	1,896
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,365
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,364
Series 2009 C, 4% 5/1/14	3,365	3,716
Series 2010 1:
5% 5/1/14	5,750	6,551
5% 5/1/15	8,005	9,319
5% 5/1/16	10,000	11,811
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,619
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	910
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,261
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,095
5% 12/15/15	1,105	1,231
5% 12/15/16	1,440	1,608
5% 12/15/17	1,540	1,709
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,029
Series 2006 A, 5% 8/15/11	1,315	1,344
		55,828
TOTAL MUNICIPAL BONDS (Cost $3,411,928)		3,539,778
Municipal Notes - 6.4%
	Principal Amount (000s)	Value (000s)
Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	16,935	$ 16,935
Florida - 0.6%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,800
North Broward Hosp. District Rev. Series 2005 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		26,300
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
Michigan - 1.5%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	60,810	60,810
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.27% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	11,000	11,000
New York - 2.2%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.23%, LOC TD Banknorth, NA, VRDN (c)	13,000	13,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,235	15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355	17,355
Series 2008 B7V, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,600	12,600
Series 2008 BAV, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.25% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,300	11,300
		92,220
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.5%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	22,500	$ 22,500
TOTAL MUNICIPAL NOTES (Cost $269,680)		269,880
Money Market Funds - 8.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.31% (d)(e) (Cost $349,516)	349,517,900	349,525
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $4,031,124)		4,159,183
NET OTHER ASSETS (LIABILITIES) - 0.6%		25,269
NET ASSETS - 100%		$ 4,184,452
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 292
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,809,658	$ -	$ 3,809,658	$ -
Money Market Funds	349,525	349,525	-	-
Total Investments in Securities:	$ 4,159,183	$ 349,525	$ 3,809,658	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,031,114,000. Net unrealized appreciation aggregated $128,069,000, of which $130,537,000 related to appreciated investment securities and $2,468,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.807761.106

ASTM-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 84.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,039
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,195
Series 2006 D, 5% 11/15/11	1,540	1,578
Jefferson County Swr. Rev.:
Series 2001 A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,004
Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,226
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,255
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A:
5% 12/1/10	855	859
5% 12/1/12	750	785
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,270
		21,211
Alaska - 0.1%
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,521
Arizona - 2.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,626
5% 10/1/16 (FSA Insured)	13,000	14,828
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,149
Series 2008 D:
5% 1/1/13	3,250	3,493
5% 1/1/14	2,000	2,189
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,238
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,150
Series 2008, 5.5% 9/1/13	18,780	20,766
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,211
5% 10/1/20	5,180	6,203
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	$ 6,000	$ 6,531
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,296
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,769
Series 2009 B, 5% 7/1/16	5,090	5,947
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,435
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175	1,212
5% 7/1/15 (FGIC Insured)	1,645	1,817
		104,860
California - 8.5%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,436
Series 2010 L, 5% 5/1/17	12,000	14,166
California Econ. Recovery:
Bonds:
Series 2008 B, 5%, tender 3/1/11 (c)(g)	6,400	6,524
Series B, 5%, tender 7/1/14 (c)	5,000	5,624
Series 2004 A:
5.25% 7/1/12	6,010	6,485
5.25% 7/1/13	2,400	2,685
Series 2008 A, 5% 1/1/11	3,000	3,032
Series 2009 A:
5% 7/1/15	3,660	4,134
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,933
5.25% 1/1/11	870	880
5.25% 1/1/11 (Escrowed to Maturity) (g)	6,830	6,912
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,336
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,404
5.25% 7/1/14	1,780	2,050
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	605
California Gen. Oblig.:
5% 2/1/11	4,000	4,057
5% 2/1/11	70	71
5% 10/1/11	1,650	1,721
5% 2/1/12	1,650	1,743
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/12	$ 15,000	$ 15,892
5% 9/1/12	1,700	1,835
5% 10/1/12	12,600	13,642
5% 11/1/13	9,060	10,087
5.25% 2/1/11	2,465	2,502
5.5% 3/1/11 (FGIC Insured)	3,210	3,274
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	835	852
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,984
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/10	1,000	1,005
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,179
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,190
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,520
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,810
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,174
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,671
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 3% 2/1/11	1,000	1,003
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	39,301
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.3%, tender 11/1/10 (c)(f)	5,500	5,501
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,451
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,207
5% 3/1/17	5,405	5,948
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	$ 15,300	$ 16,726
Bonds (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,800	3,951
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,252
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,421
Series 2007 A1, 5% 6/1/12	2,570	2,663
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,632
Series 2009 B, 5% 7/1/17	12,905	15,424
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,910
Series E, 5% 7/1/11	6,075	6,275
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,285
5% 12/1/17	9,790	11,042
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,141
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,440
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,697
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,124
5% 7/1/14	1,120	1,264
5% 7/1/15	2,170	2,481
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,191
5% 7/1/18	2,000	2,289
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,135	6,438
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	$ 5,450	$ 5,961
5% 8/1/18	8,000	8,672
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	970
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,985
5% 5/15/15	1,845	2,133
Series 2009 B, 5% 5/15/14	7,000	7,937
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,386
Sulphur Springs Union School District Ctfs. of Prtn. Bonds 0%, tender 3/1/11 (AMBAC Insured) (c)	985	973
		355,989
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,205
5% 11/15/11 (Escrowed to Maturity) (g)	120	126
Series 2006 F:
5% 11/15/12	380	411
5% 11/15/12 (Escrowed to Maturity) (g)	845	923
Bonds Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,599
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,096
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	586
		10,946
Connecticut - 2.1%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	34,172
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,252
Series 2006 F, 5% 12/1/11	23,100	24,307
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2009 1:
5% 2/1/14	$ 2,500	$ 2,827
5% 2/1/15	11,995	13,876
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	1,937
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,080
		88,334
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,118
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,510
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,200
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,659
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,331
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,141
		25,959
Florida - 5.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,356
5% 12/1/15	4,395	4,775
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,160
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025	4,093
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,227
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,667
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,262
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,785
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Series 2005 B, 5% 1/1/18	$ 21,080	$ 23,785
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,482
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	9,179
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,874
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,925
Series 2005 A, 5% 11/15/10	1,000	1,004
Series 2006 G:
5% 11/15/10	385	387
5% 11/15/10 (Escrowed to Maturity) (g)	15	15
5% 11/15/11	675	704
5% 11/15/11 (Escrowed to Maturity) (g)	25	26
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,633
Bonds:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2002, 3.95%, tender 9/1/12 (c)	8,650	9,117
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,134
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,382
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,569
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,914
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,143
5% 9/1/17	1,000	1,169
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,594
5% 10/1/12	7,350	7,940
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	875
5.25% 10/1/15	3,525	4,030
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	$ 1,980	$ 2,110
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,955
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (c)	2,000	2,043
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,526
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,577
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,164
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,417
5% 10/1/16	1,000	1,084
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,778
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	2,008
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,080
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,631
Polk County Cap. Impt. Rev.:
Bonds Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (c)	9,000	9,067
Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,632
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,534
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,763
5% 7/1/14	2,000	2,202
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,795
5% 11/15/17	1,500	1,672
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,132
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/15 (FSA Insured) (f)	$ 2,920	$ 3,169
5% 10/1/16 (FSA Insured) (f)	6,000	6,506
5% 10/1/17 (FSA Insured) (f)	5,000	5,388
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,319
		234,391
Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 5% 11/1/13	3,500	3,876
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,716
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	8,216
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,182
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,666
5% 11/1/13	7,550	8,300
5% 11/1/14	7,490	8,393
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,105	4,181
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,697
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,249
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,285
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,803
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,166
5% 1/1/14	3,000	3,323
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,226
Series 2008 D, 5.75% 1/1/19	9,000	10,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	$ 1,500	$ 1,555
5% 10/1/12	1,000	1,061
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,410
5% 1/1/15	1,040	1,129
5% 1/1/16	2,415	2,629
5% 1/1/18	1,530	1,649
Walton County Series 2007, 5% 1/1/11 (FGIC Insured)	3,000	3,027
		108,478
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	3,900	4,328
Hawaii Gen. Oblig.:
Series 2009 DQ, 5% 6/1/15	7,670	8,948
Series CU, 5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	3,210	3,210
Series DR:
5% 6/1/15	11,790	13,754
5% 6/1/16	7,645	9,050
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,451
Series DY:
5% 2/1/15	3,500	4,058
5% 2/1/16	4,000	4,713
		51,512
Illinois - 8.2%
Chicago Board of Ed.:
Series 1997, 6.75% 12/1/10 (AMBAC Insured)	4,160	4,199
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,765
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,696
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,946
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	874
5.25% 1/1/12 (FSA Insured)	175	184
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,432
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,300	3,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series 2004 B, 5% 1/1/11 (AMBAC Insured)	$ 3,625	$ 3,651
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,688
5% 1/1/13 (FSA Insured)	4,000	4,313
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,101
Series 2010 E:
5% 1/1/15 (f)	4,000	4,361
5% 1/1/16 (f)	1,500	1,637
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,227
Chicago Park District:
Series 2003 C, 5% 1/1/11 (AMBAC Insured)	2,515	2,541
Series 2004 B, 5% 1/1/11 (AMBAC Insured)	5,750	5,814
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,996
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19	2,500	2,773
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	4,084
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,936
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	1,900
Illinois Edl. Facilities Auth. Revs. Bonds:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (c)(g)	12,800	12,986
(Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,850
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,465
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,538
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,404
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	$ 3,000	$ 3,108
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,505
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,730
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	798
5% 7/1/13	415	452
5% 7/1/15	1,000	1,113
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,278
5% 5/15/17	3,520	3,886
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,107
5% 5/1/14	2,000	2,124
5.75% 5/1/19	2,650	2,821
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,337
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,826
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,141
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,158
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,263
Illinois Fin. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2007, 1.25%, tender 10/1/10 (c)	8,750	8,750
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,544
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,031
5.5% 4/1/11 (FSA Insured)	3,700	3,775
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,549
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,714
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,944
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2002:
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,495	$ 1,690
Series 2004 A, 5% 3/1/11	8,435	8,559
Series 2004 B, 5% 3/1/14	15,500	16,911
Series 2004, 5% 11/1/16	11,000	12,226
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,345
5% 4/1/17 (AMBAC Insured)	8,050	8,665
Series 2007 A, 5.5% 6/1/15	1,000	1,127
Series 2007 B, 5% 1/1/17	9,835	10,846
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	22,075
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,450
5% 5/15/16 (FSA Insured)	2,325	2,535
(Edward Hosp. Obligated Group Proj.) Series 2001 B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	8,735
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,609
4.5% 6/15/17	6,075	6,808
Series 2010, 5% 6/15/15	8,800	9,948
Kane & DeKalb Counties Cmnty. Unit School District #301 Series 1995, 0% 12/1/10 (AMBAC Insured)	2,000	1,996
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,401
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,712
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	533
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,299
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,391
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	3,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,410	$ 1,355
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,505
Series 2002 A, 0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,325	8,526
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2007, 5% 11/15/10	1,285	1,289
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,629
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,400
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,150
0% 4/1/14	2,350	2,204
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,751
0% 11/1/16 (FSA Insured)	2,975	2,514
		344,748
Indiana - 2.0%
Carmel High School Bldg. Corp. Series 2005, 5% 1/10/11 (FSA Insured)	1,000	1,011
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004:
5% 1/15/11 (FSA Insured)	1,910	1,932
5% 1/15/12 (FSA Insured)	1,990	2,090
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,371
5.25% 1/10/12 (FSA Insured)	1,355	1,426
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,347
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,791
5% 5/1/15	6,420	7,013
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	$ 1,250	$ 1,377
5% 12/1/15	2,135	2,356
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	9,178
Series 2010 A, 5% 2/1/17	2,800	3,326
5% 7/1/14	2,500	2,813
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,387
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,240
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,747
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,434
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,241
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,055
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,102
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,155
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,711
New Albany Floyd County Independent School Bldg. Corp. Series 2005, 5% 1/15/11 (FSA Insured)	1,000	1,013
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	562
5% 7/1/15	315	367
5% 7/1/16	500	589
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,632
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,225
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,136
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,336
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065	1,078
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,164
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,213
		85,430
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,399
5% 7/1/16	1,335	1,474
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,919
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,261
		9,053
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	650
5% 11/15/15	625	709
5% 11/15/16	875	998
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	547
5.25% 11/15/12	680	726
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	574
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,653
Overland Park Dev. Corp. Rev. (Overland Park Convention Ctr. Hotel Proj.) Series 2000 A, 7.375% 1/1/32 (Pre-Refunded to 1/1/11 @ 101) (g)	10,280	10,553
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	$ 2,405	$ 2,664
5% 11/15/15	6,245	6,942
5% 11/15/16	5,410	6,032
		34,264
Kentucky - 0.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	797
4% 2/1/15	1,495	1,588
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,376
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,502
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	528
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,880
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,720
		19,391
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,049
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,139
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,758
5% 7/1/16	2,000	2,182
Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	2,999
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured) (b)	1,000	1,095
		13,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.2%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	$ 1,985	$ 2,053
Maryland Gen. Oblig. Second Series B:
5.25% 8/15/15	13,705	16,340
5.25% 8/15/16	16,100	19,515
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,616
5% 7/1/14	3,500	3,855
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,492
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,972
		48,843
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,131
5% 5/15/16	4,400	5,143
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,572
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	475	489
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A, 5% 1/1/11	1,000	1,009
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,974
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,669
4% 7/1/16	1,000	1,118
5% 7/1/13	1,000	1,110
Series Q2:
4% 7/1/15	1,170	1,302
4% 7/1/16	1,000	1,118
5% 7/1/13	1,100	1,221
5% 7/1/14	1,080	1,229
5% 7/1/17	1,370	1,617
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/13	3,000	3,029
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (g)	5,000	5,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	$ 5,000	$ 5,062
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,810
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,727
Series 2003 C, 5.5% 10/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130	1,130
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (c)	1,000	1,024
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,697
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,247
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,173
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	1,002
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,596
5% 12/15/13 (FSA Insured)	2,000	2,247
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,760
		87,257
Michigan - 2.2%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,688
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,288
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,304
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,916
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,170
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,225
Detroit Swr. Disp. Rev. Series 2006 D, 0.957% 7/1/32 (c)	4,080	2,796
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	$ 2,965	$ 3,150
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,388
5% 5/1/13 (FSA Insured)	1,305	1,435
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,518
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,193
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,479
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,576
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,185
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	132
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,120	2,224
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,655
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,762
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,002
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,945
5% 10/1/15	1,750	2,044
5% 10/1/15	3,250	3,797
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,780
5% 5/1/14	2,140	2,349
5% 5/1/15	1,845	2,049
5% 5/1/16	1,865	2,079
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,238
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,489
Royal Oak City School District 5% 5/1/12	2,000	2,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	$ 2,070	$ 2,222
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,561
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,403
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,735
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
3% 1/1/11	1,000	1,005
3% 1/1/12	1,000	1,020
		93,949
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.25% 12/1/10	500	502
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,079
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,522
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,488
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	633
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,135
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	305
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,153
Waconia Independent School District #110 Series 2003 A, 5% 2/1/11 (FSA Insured)	940	953
		9,770
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.4%, tender 3/1/11 (c)(f)	1,100	1,112
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	$ 1,050	$ 1,090
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,028
(South Central Reg'l. Med. Ctr. Proj.) Series 2006, 5% 12/1/10	1,240	1,244
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,721
		8,195
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	1,430	1,450
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series 2003 B, 5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,864
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,521
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,026
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,014
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,124
		7,999
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,755
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,689
Series C:
4% 1/1/15 (b)	2,360	2,595
4% 1/1/16 (b)	2,195	2,427
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,364
		19,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (f)	$ 1,790	$ 1,837
Series 2008 E:
5% 7/1/14	2,905	3,240
5% 7/1/15	3,500	3,954
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,392
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,327
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,704
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,575
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,230
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	24,236
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,000
Nevada Gen. Oblig. Series 2002 A, 5% 4/1/11 (FSA Insured)	4,015	4,106
		70,601
New Jersey - 3.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,944
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,811
5% 6/15/16	6,500	7,394
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,437
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,741
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,231
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,046
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,900
5% 3/1/15	10,400	11,766
Series 2009 BB, 5% 9/1/15	3,390	3,866
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,392
5.25% 7/1/15 (FSA Insured)	5,000	5,865
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,965
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	$ 1,285	$ 1,299
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	5,024
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,785	22,070
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,922
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,429
Series B:
5.25% 12/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,550	4,593
6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,200
Series C, 5.5% 12/15/10	25,000	25,250
		153,145
New Mexico - 1.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,176
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,782
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,666
Series 2010 A1:
4% 12/1/15	3,700	4,063
4% 12/1/16	6,750	7,417
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,278
		48,382
New York - 14.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,073
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,232
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,240
Series 2010 A, 5% 5/1/15	5,000	5,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	$ 5,000	$ 6,014
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,095
Series 2000 A, 6.5% 5/15/11	155	157
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,024
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	638
Series 2003 F, 5.5% 12/15/11	6,725	7,122
Series 2005 C, 5% 8/1/12	19,770	21,295
Series 2005 D, 5% 8/1/12	4,925	5,305
Series 2005 F1, 5% 9/1/15	3,560	4,140
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,535
Series 2005 K:
5% 8/1/11	3,365	3,490
5% 8/1/12	4,360	4,696
Series 2008 E, 5% 8/1/12	5,000	5,386
Series 2010 C, 5% 8/1/13	7,000	7,798
Series B:
5% 8/1/14	10,000	11,436
5% 8/1/15	10,000	11,607
5.75% 8/1/14	970	1,056
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (g)	30	33
Series O:
5% 6/1/12	1,770	1,894
5% 6/1/12 (Escrowed to Maturity) (g)	5,755	6,193
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,824
6% 11/1/28 (a)	44,300	46,690
Series 2003 B, 5.25% 2/1/29 (a)	3,100	3,146
Series 2007 C1, 5% 11/1/15	15,200	17,829
Series 2010 B, 5% 11/1/17	30,000	35,907
Series 2010 D:
5% 11/1/15	8,300	9,736
5% 11/1/17	10,115	12,107
Series B:
5% 11/1/11	11,060	11,593
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,596
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	$ 3,500	$ 3,605
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,152
5% 3/15/13	3,545	3,917
5% 3/15/14	3,745	4,251
5% 3/15/15	4,000	4,631
Series 2009 D:
5% 6/15/14	9,890	11,313
5% 6/15/15	16,075	18,751
5% 6/15/16	9,330	11,011
Series 2010 A:
5% 2/15/14	9,850	11,149
5% 2/15/15	8,780	10,141
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	3,020
5.75% 7/1/13 (AMBAC Insured)	795	858
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	8,187
5% 8/15/14	7,755	8,841
Series 2009 A1, 5% 2/15/15	9,000	10,284
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,119
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	17,123
Series 2008 B, 5% 7/1/15	30,000	34,666
Series 2009 A:
5% 7/1/15	12,850	14,772
5% 7/1/16	8,390	9,768
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,880
Series 2007 A, 5% 4/1/11	20,000	20,453
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,554
5% 11/15/15	2,325	2,693
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,872
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,040	$ 1,152
5.25% 11/15/19 (FGIC Insured)	5,200	6,122
Series 2005 C:
5% 11/15/10	790	794
5% 11/15/11	2,750	2,872
Series 2010 B2, 4% 11/15/14	2,830	3,121
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,871
Series 2010 A, 5% 4/1/17	1,000	1,178
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,252
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,282
Series 2009 C:
5% 12/15/15	6,500	7,675
5% 12/15/16	17,000	20,318
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,518
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,760	6,191
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,203
Series 2003B 1C:
5.5% 6/1/15	1,300	1,305
5.5% 6/1/17	4,200	4,342
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,531
		600,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	$ 1,200	$ 1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,368
		5,570
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A:
5% 1/15/11	750	759
5% 1/15/12	400	422
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,919
5% 3/1/18	1,500	1,793
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,636
5% 11/1/15 (FSA Insured)	1,600	1,773
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,522
5% 1/1/16	6,035	6,915
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,449
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,700
5% 6/1/16	1,000	1,135
5% 6/1/17	3,220	3,662
5% 6/1/18	3,820	4,359
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	4,070
		41,114
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,625
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	2,002
		3,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.8%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2006 A, 5% 1/1/11	$ 1,000	$ 1,008
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	9,400	9,541
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,125
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (Assured Guaranty Corp. Insured)	760	860
5% 6/1/16 (Assured Guaranty Corp. Insured)	1,105	1,259
5% 6/1/17 (Assured Guaranty Corp. Insured)	1,160	1,326
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,804
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,774
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,519
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,779
5% 10/1/15	6,505	7,507
Series 2010 C:
4% 10/1/15	3,200	3,575
5% 10/1/16	1,250	1,465
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,339
5% 10/1/15	4,535	5,234
Series 2010 A, 5% 10/1/15	1,185	1,381
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,090
Series 2010 B, 5% 9/15/15	19,080	22,320
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	5,018
Series 2010 A, 5% 8/1/17	3,290	3,903
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,254
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	$ 500	$ 548
5% 1/15/17	1,000	1,093
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,912
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,100	4,564
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,074
5% 12/1/13	875	946
5% 12/1/14	2,275	2,475
		115,693
Oklahoma - 0.5%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	992
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,247
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,966
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,878
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	430
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,323
		21,836
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,741
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,455
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,026
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,075
5% 3/15/14	595	649
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A: - continued
5% 3/15/15	$ 2,500	$ 2,739
5% 3/15/16	1,750	1,926
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,114
		20,725
Pennsylvania - 4.2%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,440
5% 1/1/15 (FSA Insured) (f)	1,000	1,072
5% 1/1/16 (FSA Insured) (f)	1,000	1,075
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,342
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	7,146
Series 2008 B, 5% 6/15/14	1,385	1,558
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,528
5% 8/15/14	1,955	2,210
Allegheny County Sanitation Auth. Swr. Rev. Series 2000, 6% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,521
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,898
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,100
5% 7/1/17	1,255	1,377
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,429
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,323
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,697
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	$ 3,570	$ 3,674
5% 8/1/12 (FSA Insured)	5,000	5,304
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,969
5% 12/15/15 (FSA Insured)	5,000	5,629
5% 12/15/16 (FSA Insured)	7,275	8,268
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,556
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,200
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,555
Series 2010 C:
5% 9/1/15	13,200	14,818
5% 9/1/16	13,610	15,371
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,927
5% 6/15/16	6,000	6,825
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (Assured Guaranty Corp. Insured) (b)	4,580	5,104
5% 2/1/16 (Assured Guaranty Corp. Insured) (b)	5,620	6,298
Pittsburgh School District Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,345
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,720
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,709
5% 11/15/14	4,690	5,239
5% 11/15/15	2,420	2,722
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,395
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,301
		174,966
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/10	8,000	8,048
5% 12/1/11	1,040	1,083
5% 12/1/12	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Univ. of Puerto Rico:
Series P, 5% 6/1/11	$ 5,760	$ 5,902
Series Q, 5% 6/1/11	4,825	4,944
		21,039
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,439
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,306
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,670
		12,415
South Carolina - 0.1%
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,465
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,215
5% 2/1/17	2,300	2,543
		6,223
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	702
5% 9/1/15	680	765
5% 9/1/16	500	562
5% 9/1/17	490	549
		2,578
Tennessee - 0.8%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,063
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,075
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,781
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,892
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,080
5% 7/1/17	1,100	1,266
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Sevierville Pub. Bldg. Auth. Series 2009, 5% 6/1/14	$ 12,400	$ 13,995
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,510
		31,662
Texas - 6.3%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,998
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,477
Series 2006 B:
6% 1/1/12	500	512
6% 1/1/13	1,270	1,314
Austin Elec. Util. Sys. Rev.:
Series 2007:
5% 11/15/10 (FSA Insured)	3,000	3,015
5% 11/15/11 (FSA Insured)	4,000	4,201
Series A, 5% 11/15/15	1,000	1,162
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,753
Austin Util. Sys. Rev. Series 1992 A, 0% 11/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,296
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,641
Birdville Independent School District 0% 2/15/11	5,000	4,988
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,487
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,091
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,557
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,205
Corpus Christi Independent School District:
Series 2009, 4% 8/15/13	2,535	2,748
4% 8/15/14	10,140	11,188
Dallas County Cmnty. College Series 2009, 4% 2/15/15	1,000	1,119
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,838
5% 11/1/15	5,000	5,757
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	$ 3,065	$ 3,177
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,592
Series 2009, 5% 2/15/16	3,690	4,324
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,570
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,530
Series 2009:
5% 2/15/15	1,520	1,736
5% 2/15/16	1,375	1,591
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,075
5% 11/15/14	1,000	1,126
5% 11/15/16	500	573
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,116
5% 8/15/14	1,075	1,231
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	1,300	1,475
5% 7/1/16	1,080	1,241
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,108
5.25% 4/15/12 (FSA Insured)	2,000	2,136
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,258
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,787
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,245
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,055
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,233
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,664
Humble Independent School District Series 2009, 4% 2/15/13	400	428
Irving Gen. Oblig. Series 2009, 5% 9/15/15	2,970	3,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Katy Independent School District Series A, 5.25% 2/15/12	$ 2,000	$ 2,130
Keller Independent School District 5% 2/15/14	3,750	4,222
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,604
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,197
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,400
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,656
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,000	2,305
5% 5/15/16	2,360	2,746
5% 5/15/17	2,805	3,259
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,646
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/11 (FSA Insured)	2,465	2,507
Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	2,023
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,280
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,067
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,362
Northside Independent School District Bonds:
Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,938
1.5%, tender 8/1/12 (c)	12,500	12,604
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,640
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,850
5% 2/15/16	2,000	2,300
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,800
Spring Branch Independent School District Series 2001:
5.375% 2/1/14	1,090	1,106
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,728
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	$ 1,665	$ 1,744
5% 11/15/12	1,950	2,117
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,533
Texas Gen. Oblig. 0% 10/1/13	6,500	6,201
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,098
5% 9/1/15	835	962
5% 9/1/16	750	867
Texas Pub. Fin. Auth. Bldg. Rev. Series 2007, 5% 2/1/11 (AMBAC Insured)	1,550	1,573
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,271
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (c)	3,200	3,240
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,269
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,881
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,068
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,293
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,403
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,811
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,137
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,751
		262,686
Utah - 0.9%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,742
0% 10/1/12 (AMBAC Insured)	3,800	3,678
0% 10/1/13 (AMBAC Insured)	3,760	3,555
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,748
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	20,000	23,871
		36,594
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	$ 2,225	$ 2,456
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,499
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	6,045
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,875
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,838
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,930
		18,688
Washington - 1.0%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,226
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,698
5.25% 1/1/11 (FSA Insured)	1,935	1,957
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,583
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,545
5% 12/1/17	2,950	3,520
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,790
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,871
Series 2010 C:
5% 2/1/16 (f)	2,000	2,205
5% 2/1/17 (f)	2,500	2,757
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,370
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	$ 1,000	$ 1,032
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,035
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,173
5% 8/15/14	2,000	2,200
		41,946
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (b)(f)	1,720	1,896
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,370	3,365
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,364
Series 2009 C, 4% 5/1/14	3,365	3,716
Series 2010 1:
5% 5/1/14	5,750	6,551
5% 5/1/15	8,005	9,319
5% 5/1/16	10,000	11,811
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,619
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	910
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,261
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,095
5% 12/15/15	1,105	1,231
5% 12/15/16	1,440	1,608
5% 12/15/17	1,540	1,709
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,029
Series 2006 A, 5% 8/15/11	1,315	1,344
		55,828
TOTAL MUNICIPAL BONDS (Cost $3,411,928)		3,539,778
Municipal Notes - 6.4%
	Principal Amount (000s)	Value (000s)
Arizona - 0.4%
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	16,935	$ 16,935
Florida - 0.6%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,800
North Broward Hosp. District Rev. Series 2005 A, 0.24%, LOC Wells Fargo Bank NA, VRDN (c)	18,500	18,500
		26,300
Illinois - 0.4%
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	17,620	17,620
Michigan - 1.5%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	60,810	60,810
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3605, 0.27% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	22,495	22,495
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V3, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (c)	11,000	11,000
New York - 2.2%
Nassau Health Care Corp. Rev. Series 2009 B1, 0.23%, LOC TD Banknorth, NA, VRDN (c)	13,000	13,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,235	15,235
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,355	17,355
Series 2008 B7V, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,600	12,600
Series 2008 BAV, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	22,730	22,730
Suffolk County Wtr. Auth. Series 2008, 0.25% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (c)	11,300	11,300
		92,220
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.5%
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.23%, LOC JPMorgan Chase Bank, VRDN (c)	22,500	$ 22,500
TOTAL MUNICIPAL NOTES (Cost $269,680)		269,880
Money Market Funds - 8.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.31% (d)(e) (Cost $349,516)	349,517,900	349,525
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $4,031,124)		4,159,183
NET OTHER ASSETS (LIABILITIES) - 0.6%		25,269
NET ASSETS - 100%		$ 4,184,452
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 292
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,809,658	$ -	$ 3,809,658	$ -
Money Market Funds	349,525	349,525	-	-
Total Investments in Securities:	$ 4,159,183	$ 349,525	$ 3,809,658	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,031,114,000. Net unrealized appreciation aggregated $128,069,000, of which $130,537,000 related to appreciated investment securities and $2,468,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010